As filed with the Securities and Exchange Commission on February 24, 2003

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  32

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  46

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8121

Frank A. Camp, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

TRANSAMERICA LANDMARK

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2003

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2003. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUBACCOUNT INVESTMENT CHOICES

AEGON/TRANSAMERICA SERIES FUND, INC. – SERVICE CLASS

Subadvised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century Income & Growth

American Century International

Subadvised by BlackRock Advisors, Inc.

BlackRock Global Science & Technology Opportunities

BlackRock Mid Cap Growth

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Clarion CRA Securities, LP

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – Global2

Great Companies – TechnologySM

Subadvised by Janus Capital Management LLC

Janus Balanced (A/T)

Janus Growth (A/T)

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, Inc.

PBHG/NWQ Value Select

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Investment Management, Inc

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

Alliance Growth & Income Portfolio

Alliance Premier Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders {partial surrenders minus excess interest adjustments plus (portion of requested partial surrender that is subject to surrender charge)}; plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Policy Year—A policy year begins on the policy date and on each policy anniversary.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

(Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

Alger Aggressive Growth – Service Class

American Century Income & Growth – Service Class

American Century International – Service Class

BlackRock Global Science & Technology Opportunities – Service Class

BlackRock Mid Cap Growth – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Real Estate Securities – Service Class

Great Companies – AmericaSM – Service Class

Great Companies – Global2 – Service Class

Great Companies – TechnologySM – Service Class

Janus Balanced (A/T) – Service Class

Janus Growth (A/T) – Service Class

Jennison Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

MFS High Yield – Service Class

PBHG Mid Cap Growth – Service Class

PBHG/NWQ Value Select – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Van Kampen Active International Allocation – Service Class

Van Kampen Asset Allocation – Service Class

Van Kampen Emerging Growth – Service Class

AIM V.I. Basic Value Fund – Series II

AIM V.I. Capital Appreciation Fund – Series II

Alliance Growth & Income Portfolio – Class B

Alliance Premier Growth Portfolio – Class B

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subacounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/Transamerica Series Fund, Inc. has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after May 1, 2003. See Appendix D for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of             % (if you choose the “Return of Premium Death Benefit”), or             % (if you choose the Annual Step-Up Death Benefit), or             % (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee equal to an annual rate of             % of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of       % of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year you may generally take:

•	10% of your premium payments; or

•	any gains in the policy, free of surrender charges each year.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8. DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:

•	Double Enhanced; or

•	Annual Step-Up; or
•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9. TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For nonqualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than % of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•	You can elect an optional rider that pays an amount in addition to the policy death benefit in certain circumstances. This feature is called the “Additional Death Distribution” (“ADD”). There is an extra charge for this rider.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value. Please note, we will not credit interest on amounts allocated to the fixed account. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after May 1, 2003. See Appendix D for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2003) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

P.O. Box 3183

Cedar Rapids, IA 52406-3183

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXAMPLES(1)

The following tables describe the fees and expense that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0-$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0-$35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	____%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	____%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	____%
Annual Step-Up Death Benefit(7)	____%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	____%
Optional Rider Fees:
Additional Death Distribution(9)	____%

The next items shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002. Expenses may be higher or lower in the future years. More detail concerning each portfolio fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Expenses(10):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	%	%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of optional separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. We may waive the service charge in certain instances.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender.

(5)	The mortality and expense risk fee shown ( %) is for the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” ( %) is in addition to the mortality and expense risk fee.

(7)	The fee for the “Annual Step-Up Death Benefit” ( %) is in addition to the mortality and expense risk fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is % of the policy value and is deducted only during the accumulation phase.

(10)	The fee table information relating to the underlying fund portfolios is for the year 2002 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

1. THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after May 1, 2003. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix D.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives all information needed to issue the policy;

•	Transamerica receives a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages              require prior approval by Transamerica. For issue ages over             , cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC. – SERVICE CLASS(1)

Subadvised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio(2)

Asset Allocation – Growth Portfolio(3)

Asset Allocation – Moderate Portfolio(4)

Asset Allocation – Moderate Growth Portfolio(5)

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century Income & Growth

American Century International(6)

Subadvised by BlackRock Advisors, Inc.

BlackRock Global Science & Technology Opportunities(7)

BlackRock Mid Cap Growth

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Clarion CRA Securities, LP

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – Global2

Great Companies – TechnologySM

Subadvised by Janus Capital Management LLC(8)

Janus Balanced (A/T)

Janus Growth (A/T)(9)

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, Inc.

PBHG/NWQ Value Select

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market(10)

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCE VARIABLE PRODUCTS SERIES

FUND, INC.—CLASS B

Managed by Alliance Capital Management L.P.

Alliance Growth & Income Portfolio

Alliance Premier Growth Portfolio

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Manacement LLC(8)

Janus Aspen—Mid Cap Growth Portfolio(11)

Janus Aspen—Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE

TRUSTSM—SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND—

SERVICE CLASS 2

Managed by Fidelity Management &

Research Company

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(2)	Formerly known as Conservative Asset Allocation.
(3)	Formerly known as Aggressive Asset Allocation.
(4)	Formerly known as Moderate Asset Allocation.
(5)	Formerly known as Moderately Aggressive Asset Allocation.
(6)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(7)	Formerly known as BlackRock Global Science & Technology.
(8)	Formerly known Janus Capital Corporation.
(9)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(10)	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.
(11)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if any such owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. (“A/T”)

Subadvised by Janus Capital Management LLC(1)

Janus Global

(7)	Formerly known Janus Capital Corporation.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

AEGON/TRANSAMERICA SERIES FUND, INC.

Subadvised by Banc of America Capital

Management, LLC(1)

Marsico Growth(2)

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Dividend Growth(3)

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC(4)

Janus Aspen—Mid Cap Value Portfolio(5)

VARIABLE INSURANCE PRODUCTS FUND—

SERVICE CLASS 2

Managed by Fidelity Management &

Research Company

Fidelity—VIP Growth Opportunities Portfolio

(1)	Formerly subadvised by Goldman Sachs Asset Management
(2)	Formerly known as Goldman Sachs Growth

(3)	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.
(4)	Formerly known Janus Capital Corporation.
(5)	As of May 1, 2003 Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. (“A/T”) – Initial Class

Subadvised by The Dreyfus Corporation

Dreyfus Small Cap Value

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeitue law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account if we are crediting the guaranteed minimum.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting the guaranteed minimum.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under “Telephone Transactions.”

Market Timing. The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on an underlying fund portfolio’s operations or if an underlying fund portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

We do not permit market timing. Do not purchase this policy if you are a market timer.

4. PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges from options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0—1	8%
1—2	8%
2—3	7%
3—4	6%
4—5	5%
5—6	4%
6—7	3%
More than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000—$10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000—($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of         %; for the Annual Step-Up Death Benefit the daily mortality and expense risk fee is         % higher at an annual rate of         %, and for the Double Enhanced Death Benefit, the mortality and expense risk fee is         % higher at an annual rate of         %. During the income phase, the mortality and expense risk fee is at an annual rate of         %.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of       % of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of         % of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of         % of the policy value. The rider fee

will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The minimum and maximum fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a complete or partial surrender); or
•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See

Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date we receive all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 3 are fixed only. Options 4 and 5 can be fixed or variable.

Payment Option 1—Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2—Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 4—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.
•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.
•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)

Payment Option 5—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	You choose Life with Emergency CashSM; and

•	The annuitant dies before age 100.

THEN:

•	A Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	You are receiving annuity payments under the Life with Emergency CashSM; and

•	The annuitant dies before age 100.

THEN:

•	A Life with Emergency CashSM death benefit will be paid.

Spousal Continuation

IF:

•	the surviving spouse of the deceased owner (as beneficiary or sole-surviving owner) elects to continue the policy instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•	we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information; or

•	cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after May 1, 2003. For other policies, see Appendix D.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is the total premium payments; less
•	any adjusted partial surrenders; plus
•	interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:
•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date. There is an extra charge for this death benefit (an extra             % annually).

B. Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit (an extra             % annually).

C. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less
•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the policy application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs—either as a surrender or as annuity payments and tax deferral will not apply.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders—Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax advisor on these issues.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Additional Death Distribution as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Additional Death Distribution or any other optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium; and

(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment will be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Appendix C for more information.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently             %) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of             % of the daily net asset value in the subaccounts. The fee may be higher (or lower) at the time you annuitize. You pay whatever the fee is when you annuitize.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution is available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	policy value [on the date of death]; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently     % for issue ages under 71 and     % for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and additional death benefit, the spouse will receive a one-time policy value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 80.

Rider Fee. A rider fee,     % of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not. If we receive additional premium payments after a Dollar Cost Averaging program is completed, absent new instructions to the contrary, a new Dollar Cost Averaging program will be started using the previous instructions (assuming it meets the minimum Dollar Cost Averaging requirements).

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin a Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	We do not receive the minimum required amount to begin a Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and

•	Any amount in a variable source will remain in that variable investment option; and

•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities

Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).

Commissions of up to 7% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;
•	the surrender charge;
•	the mortality and expense risk fee;
•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and
•	investment earnings on amounts allocated to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Additional	Death Distribution—Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Auditors

Other Information

Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased on or after May 1, 2003)

The Total Separate Account Annual Expenses of             %, Total Separate Account Annual Expenses of             %, and the Total Separate Account Annual Expenses of             %, were not offered as of December 31, 2002, therefore condensed financial data is not available that reflects those Total Separate Account Annual Expenses (however previous Total Separate Account Expenses of             % have been offered and are included in this section.).

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2003)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Separate Account Annual Expenses: 1.55%

Subaccounts	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio(15)ab
2002	$1.000000
Asset Allocation – Growth Portfolio(15)ab
2002	$1.000000
Asset Allocation – Moderate Portfolio(15)ab
2002	$1.000000
Asset Allocation – Moderate Growth Portfolio(15)ab
2002	$1.000000
Alger Aggressive Growth(12)a
2002	$0.573708
2001	$0.697419	$0.573708	4,054,346
2000	$1.000000	$0.697419	2,378,715
American Century Income & Growth(14)a
2002	$0.938285
2001	$1.000000	$0.938285	239,028
American Century International(14)ac
2002	$0.832379
2001	$1.000000	$0.832379	317,573
BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000
BlackRock Mid Cap Growth(15)a
2002	$1.000000

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Global(9)a
2002	$1.125133
2001	$1.274775	$1.125133	9,182,799
2000	$1.530432	$1.274775	8,999,130
1999	$1.051197	$1.530432	6,125,057
1998	$1.000000	$1.051197	5,686,375
Capital Guardian U.S. Equity(11)ad
2002	$0.841423
2001	$0.884476	$0.841423	12,891,872
2000	$0.962537	$0.884476	11,432,176
1999	$1.121334	$0.962537	6,044,674
1998	$1.000000	$1.121334	4,444,952
Capital Guardian Value(4)a
2002	$2.300746
2001	$2.191158	$2.300746	11,920,837
2000	$2.107532	$2.191158	9,270,510
1999	$2.207647	$2.107532	9,518,037
1998	$2.086425	$2.207657	8,178,732
1997	$1.804168	$2.086425	2,607,465
Clarion Real Estate Securities(15)a
2002	$1.000000
Dreyfus Small Cap Value(3)a
2001	$3.147350
2001	$2.481941	$3.147350	12,087,717
2000	$2.270110	$2.481941	10,522,203
1999	$1.781675	$2.270110	8,787,718
1998	$1.849564	$1.781675	7,236,830
1997	$1.635726	$1.849564	2,651,783
Gabelli Global Growth(13)ac
2002	$0.833048
2001	$0.937848	$0.830048	2,044,088
2000	$1.000000	$0.937848	91,011
Great Companies—AmericaSM(14)a
2002	$0.982103
2001	$1.000000	$0.982103	143,165
Great Companies—Global2 (13)a
2002	$0.777811
2001	$0.949871	$0.777811	237,392
2000	$1.000000	$0.949871	1,000
Great Companies—TechnologySM(14)a
2002	$0.773226
2001	$1.000000	$0.773226	404,874

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Balanced (A/T)(15)a
2002	$1.000000
Janus Global (A/T)(12)a
2002	$0.590582
2001	$0.777402	$0.590582	2,211,497
2000	$1.000000	$0.777402	2,489,351
Janus Growth (A/T)(2)ae
2002	$24.333494
2001	$34.670168	$24.333494	2,533,584
2000	$49.862043	$34.670168	2,797,145
1999	$31.822714	$49.862043	2,138,499
1998	$19.647490	$31.822714	1,055,991
1997	$18.030324	$19.647490	331,277
Jennison Growth(7)a
2002	$0.862821
2001	$1.075789	$0.862821	9,452,958
2000	$1.235481	$1.075789	7,955,917
1999	$1.197263	$1.235481	8,078,979
1998	$1.155963	$1.197263	7,330,812
1997	$1.049539	$1.155963	2,879,146
J.P. Morgan Enhanced Index(8)a
2002	$1.392379
2001	$1.606561	$1.392379	19,774,366
2000	$1.831468	$1.606561	20,109,311
1999	$1.574026	$1.831468	16,917,672
1998	$1.216554	$1.574026	7,597,253
1997	$1.066111	$1.216554	1,987,857
Marsico Growth(12)af
2002	$0.774069
2001	$0.915132	$0.774069	1,862,382
2000	$1.000000	$0.915132	593,129
MFS High Yield(10)a
2002	$0.954934
2001	$0.934479	$0.954934	6,006,284
2000	$1.000739	$0.934479	4,372,634
1999	$0.960378	$1.000739	3,346,480
1998	$1.000000	$0.960378	1,139,786
PBHG Mid Cap Growth(12)a
2002	$0.498392
2001	$0.789965	$0.498392	6,201,304
2000	$1.000000	$0.789965	3,412,510

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
PBHG/NWQ Value Select(12)a
2002	$1.044981
2001	$1.080814	$1.044981	2,807,645
2000	$1.000000	$1.080814	425,529
PIMCO Total Return(15)a
2002	$1.000000
Salomon All Cap(12)a
2002	$1.036993
2001	$1.031639	$1.036993	9,711,176
2000	$1.000000	$1.031639	2,079,288
Transamerica Convertible Securities(15)a
2002	$1.000000
Transamerica Equity(12)a
2002	$0.673200
2001	$0.830010	$0.673200	8,295,025
2000	$1.000000	$0.830010	1,848,119
Transamerica Growth Opportunities(14)a
2002	$1.106551
2001	$1.000000	$1.106551	189,723
Transamerica Money Market(1)ag
2002	$1.359341
2001	$1.331292	$1.359341	17,963,647
2000	$1.275724	$1.331292	9,013,555
1999	$1.236621	$1.275724	11,328,428
1998	$1.185346	$1.236621	4,060,082
1997	$1.170606	$1.185346	1,002,462
Transamerica U.S. Government Securities(5)a
2002	$1.406799
2001	$1.359434	$1.406799	8,903,198
2000	$1.253119	$1.359434	6,413,316
1999	$1.283673	$1.253119	6,668,600
1998	$1.213942	$1.283673	5,114,380
1997	$1.136634	$1.213942	858,785
T. Rowe Price Dividend Growth(12)ah
2002	$1.014149
2001	$1.074760	$1.014149	1,390,866
2000	$1.000000	$1.074760	117,680
T. Rowe Price Equity Income(6)ah
2002	$2.336285
2001	$2.322307	$2.336285	17,270,752
2000	$2.099660	$2.322307	14,753,422
1999	$2.060734	$2.099660	15,216,376
1998	$1.923303	$2.060734	12,371,480
1997	$1.663897	$1.923303	3,943,109

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Growth Stock(6)a
2002	$2.701515
2001	$3.049978	$2.701515	12,167,489
2000	$3.112902	$3.049975	12,435,990
1999	$2.586964	$3.112902	10,308,335
1998	$2.041653	$2.586964	7,055,528
1997	$1.774078	$2.041653	1,909,048
T. Rowe Price Small Cap(12)a
2002	$0.759675
2001	$0.854538	$0.759675	3,099,578
2000	$1.000000	$0.854538	783,970
Van Kampen Active International Allocation(1)a
2002	$1.217188
2001	$1.604565	$1.217188	10,495,290
2000	$1.993345	$1.604565	10,252,707
1999	$1.529380	$1.993345	7,730,719
1998	$1.345339	$1.529380	6,282,060
1997	$1.432514	$1.345339	2,717,945
Van Kampen Asset Allocation(1)a
2002	$2.669327
2001	$2.916927	$2.669327	12,953,763
2000	$3.148754	$2.916927	12,619,743
1999	$2.529863	$3.148754	10,427,869
1998	$2.169995	$2.529863	7,169,924
1997	$1.998344	$2.169995	1,857,541
Van Kampen Emerging Growth(14)a
2002	$0.805310
2001	$1.000000	$0.805310	778,101
AIM V.I. Basic Value Fund(15)
2002	$1.000000
AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000
Alliance Growth & Income Portfolio(14)
2002	$0.925071
2001	$1.000000	$0.925071	2,170,355
Alliance Premier Growth Portfolio(14)
2002	$0.854462
2001	$1.000000	$0.854462	740,355
Janus Aspen – Mid Cap Growth Portfolio(13)i
2002	$0.439076
2001	$0.738193	$0.439076	3,457,752
2000	$1.000000	$0.738193	406,975

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Aspen—Mid Cap Value Portfolio(13)j
2002	$0.900877
2001	$0.998590	$0.900877	848,028
2000	$1.000000	$0.998590	151,463
Janus Aspen—Worldwide Growth Portfolio(13)
2002	$0.676228
2001	$0.887518	$0.676228	5,038,752
2000	$1.000000	$0.887518	900,245
MFS New Discovery Series(15)
2002	$1.000000
MFS Total Return Series(15)
2002	$1.000000
Fidelity—VIP Contrafund® Portfolio(12)
2002	$0.794319
2001	$0.921627	$0.794319	4,263,246
2000	$1.000000	$0.921627	1,396,762
Fidelity—VIP Equity-Income Portfolio(12)
2002	$1.010868
2001	$1.083236	$1.010868	3,433,332
2000	$1.000000	$1.083236	444,427
Fidelity—VIP Growth Portfolio(14)
2002	$0.867001
2001	$1.000000	$0.867001	320,600
Fidelity—VIP Growth Opportunities Portfolio(12)
2002	$0.712295
2001	$0.847487	$0.712295	524,655
2000	$1.000000	$0.847487	118,470.825
Fidelity—VIP Mid Cap Portfolio(12)
2002	$1.057890
2001	$1.113532	$1.057890	5,990,258
2000	$1.000000	$1.113532	2,620,285
Fidelity—VIP Value Strategies Portfolio(15)
2002	$1.000000

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation—Conservative Portfolio(15)ab
2002	$1.000000
Asset Allocation—Growth Portfolio(15)ab
2002	$1.000000
Asset Allocation—Moderate Portfolio(15)ab
2002	$1.000000
Asset Allocation—Moderate Growth Portfolio(15)ab
2002	$1.000000
Alger Aggressive Growth(12)a
2002	$0.899371
2001	$1.000000	$0.899371	1,134,480
American Century Income & Growth(14)a
2002	$0.938589
2001	$1.000000	$0.938589	1,614,752
American Century International(14)ac
2002	$0.832651
2001	$1.000000	$0.832651	515,420
BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000
BlackRock Mid Cap Growth(15)a
2002	$1.000000
Capital Guardian Global(9)a
2002	$0.873737
2001	$1.000000	$0.873737	2,572,971
Capital Guardian U.S. Equity(11)ad
2002	$0.943517
2001	$1.000000	$0.943517	4,474,512
Capital Guardian Value(4)a
2002	$1.021548
2001	$1.000000	$1.021548	7,410,663
Clarion Real Estate Securities(15)a
2002	$1.000000
Dreyfus Small Cap Value(3)a
2002	$0.977283
2001	$1.000000	$0.977283	11,563,127
Gabelli Global Growth(13)ac
2002	$0.890926
2001	$1.000000	$0.890926	2,189,253
Great Companies—AmericaSM(14)a
2002	$0.982426
2001	$1.000000	$0.982426	1,582,955
Great Companies—Global2 (13)a
2002	$0.920387
2001	$1.000000	$0.920387	333,114

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Great Companies—TechnologySM(14)a
2002	$0.773485
2001	$1.000000	$0.773485	1,351,941
Janus Balanced (A/T)(15)a
2002	$1.000000
Janus Growth (A/T)(2)ae
2002	$0.783225
2001	$1.000000	$0.783225	1,881,104
Jennison Growth(7)a
2002	$0.871639
2001	$1.000000	$0.871639	1,763,114
J.P. Morgan Enhanced Index(8)a
2002	$0.897581
2001	$1.000000	$0.897581	17,442,707
Marsico Growth(12)af
2002	$0.882806
2001	$1.000000	$0.882806	2,238,530
MFS High Yield(10)a
2002	$0.978934
2001	$1.000000	$0.978934	2,191,309
PBHG Mid Cap Growth(12)a
2002	$0.822921
2001	$1.000000	$0.822921	2,617,576
PBHG/NWQ Value Select(12)a
2002	$0.943312
2001	$1.000000	$0.943312	3,501,710
PIMCO Total Return(15)a
2002	$1.000000
Salomon All Cap(12)a
2002	$0.944579
2001	$1.000000	$0.944579	11,730,139
Transamerica Convertible Securities(15)a
2002	$1.000000
Transamerica Equity(12)a
2002	$0.871170
2001	$1.000000	$0.871170	11,075,671
Transamerica Growth Opportunities(14)a
2002	$1.106909
2001	$1.000000	$1.106909	1,746,349
Transamerica Money Market(1)ag
2002	$1.009719
2001	$1.000000	$1.009719	13,821,591

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica U.S. Government Securities(5)a
2002	$1.014928
2001	$1.000000	$1.014928	5,327,788
T. Rowe Price Dividend Growth(12)ah
2002	$0.962123
2001	$1.000000	$0.962123	1,585,147
T. Rowe Price Equity Income(6)ah
2002	$0.987303
2001	$1.000000	$0.987303	10,143,810
T. Rowe Price Growth Stock(6)a
2002	$0.933658
2001	$1.000000	$0.933658	5,711,161
T. Rowe Price Small Cap(12)a
2002	$0.954401
2001	$1.000000	$0.954401	2,941,790
Van Kampen Active International Allocation(1)a
2002	$0.828893
2001	$1.000000	$0.828893	900,250
Van Kampen Asset Allocation(1)a
2002	$0.963225
2001	$1.000000	$0.963225	11,510,203
Van Kampen Emerging Growth(14)a
2002	$0.805577
2001	$1.000000	$0.805577	3,422,809
AIM V.I. Basic Value Fund(15)
2002	$1.000000
AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000
Alliance Growth & Income Portfolio(14)
2002	$0.925362
2001	$1.000000	$0.925362	8,115,908
Alliance Premier Growth Portfolio(14)
2002	$0.854751
2001	$1.000000	$0.854751	4,169,129
Janus Aspen – Mid Cap Growth Portfolio(13)i
2002	$0.768907
2001	$1.000000	$0.768907	2,035,132
Janus Aspen – Mid Cap Value Portfolio(13)j
2002	$0.905322
2001	$1.000000	$0.905322	614,762
Janus Aspen – Worldwide Growth Portfolio(13)
2002	$0.835708
2001	$1.000000	$0.835708	3,443,281

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
MFS New Discovery Series(15)
2002	$1.000000
MFS Total Return Series(15)
2002	$1.000000
Fidelity – VIP Contrafund® Portfolio(12)
2002	$0.945641
2001	$1.000000	$0.945641	3,842,220
Fidelity – VIP Equity-Income Portfolio(12)
2002	$0.936205
2001	$1.000000	$0.936205	2,912,578
Fidelity – VIP Growth Portfolio(14)
2002	$0.867285
2001	$1.000000	$0.867285	1,453,053
Fidelity – VIP Growth Opportunities Portfolio(12)
2002	$0.911864
2001	$1.000000	$0.911864	1,208,091
Fidelity – VIP Mid Cap Portfolio(12)
2002	$1.027526
2001	$1.000000	$1.027526	7,140,844
Fidelity – VIP Value Strategies Portfolio(15)
2002	$1.000000

Total Separate Account Annual Expenses: 1.40%

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio(15)ab
2002	$1.000000
Asset Allocation – Growth Portfolio(15)ab
2002	$1.000000
Asset Allocation – Moderate Portfolio(15)ab
2002	$1.000000
Asset Allocation – Moderate Growth Portfolio(15)ab
2002	$1.000000
Alger Aggressive Growth(12)a
2002	$0.575129
2001	$0.698100	$0.575129	1,620,629
2000	$1.000000	$0.698100	1,160,377
American Century Income & Growth(14)a
2002	$0.939214
2001	$1.000000	$0.939214	199,168
American Century International(14)ac
2002	$0.833205
2001	$1.000000	$0.833205	159,981
BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000
BlackRock Mid Cap Growth(15)a
2002	$1.000000
Capital Guardian Global(9)a
2002	$1.131675
2001	$1.280261	$1.131675	6,769,555
2000	$1.534754	$1.280261	8,964,830
1999	$1.052609	$1.534754	8,189,239
1998	$1.000000	$1.052609	7,340,387
Capital Guardian U.S. Equity(11)ad
2002	$0.845807
2001	$0.887757	$0.845807	7,052,320
2000	$0.964682	$0.887757	6,687,565
1999	$1.122170	$0.964682	3,560,121
1998	$1.000000	$1.122170	1,697,953

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Value(4)a
2002	$2.316504
2001	$2.202884	$2.316504	44,245,720
2000	$2.115695	$2.202884	52,310,186
1999	$2.212928	$2.115695	66,030,029
1998	$2.086130	$2.212928	78,666,774
1997	$1.694854	$2.086130	82,171,834
1996	$1.387903	$1.694854	65,227,195
1995	$1.045610	$1.387903	46,194,664
1994	$1.018576	$1.045610	30,512,231
1993	$1.000000	$1.018576	10,958,837
Dreyfus Small Cap Value(3)a
2002	$3.168906
2001	$2.495215	$3.168906	35,776,621
2000	$2.278888	$2.495215	43,456,299
1999	$1.785929	$2.278888	49,653,848
1998	$1.851229	$1.785929	59,347,330
1997	$1.496065	$1.851229	63,123,931
1996	$1.206843	$1.496065	51,124,832
1995	$1.072941	$1.206843	40,635,697
1994	$1.107747	$1.072941	32,607,348
1993	$1.000000	$1.107747	11,449,957
Clarion Real Estate Securities(15)a
2002	$1.000000
Gabelli Global Growth(13)ac
2002	$0.831562
2001	$0.938154	$0.831562	537,084
2000	$1.000000	$0.938154	15,082
Great Companies – AmericaSM(14)a
2002	$0.983081
2001	$1.000000	$0.983081	303,607
Great Companies – Global[2](13)a
2002	$0.779219
2001	$0.950187	$0.779219	120,790
2000	$1.000000	$0.950187	56,200
Great Companies – TechnologySM(14)a
2002	$0.773994
2001	$1.000000	$0.773994	51,295
Janus Balanced (A/T)(15)a
2002	$1.000000
Janus Global (A/T)(12)a
2002	$0.592046
2001	$0.778173	$0.592046	1,572,947
2000	$1.000000	$0.778173	1,926,349

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Growth(A/T)(2)ae
2002	$24.500024
2001	$34.855341	$24.500024	8,838,775
2000	$50.054351	$34.855341	11,795,088
1999	$31.898334	$50.054351	13,723,324
1998	$19.665157	$31.898334	15,001,695
1997	$16.964068	$19.665157	16,307,025
1996	$14.583843	$16.964068	15,174,482
1995	$10.051117	$14.583843	13,337,197
1994	$11.114865	$10.051117	12,758,958
1993	$10.839753	$11.114865	9,252,402
Jennison Growth(7)a
2002	$0.868714
2001	$1.081530	$0.868714	11,859,669
2000	$1.240246	$1.081530	13,481,390
1999	$1.200101	$1.240246	16,283,827
1998	$1.156993	$1.200101	18,189,950
1997	$1.004355	$1.156993	14,927,829
1996	$1.000000	$1.004355	314,119
J.P. Morgan Enhanced Index(8)a
2002	$1.401905
2001	$1.615156	$1.401905	15,803,392
2000	$1.838549	$1.615156	19,789,520
1999	$1.577775	$1.838549	20,376,497
1998	$1.217647	$1.577775	13,701,548
1997	$1.000000	$1.217647	9,296,582
Marsico Growth(12)af
2002	$0.775980
2001	$0.916033	$0.775980	992,435
2000	$1.000000	$0.916033	278,174
MFS High Yield(10)a
2002	$0.960010
2001	$0.938048	$0.960010	5,478,152
2000	$1.003083	$0.938048	9,361,452
1999	$0.961203	$1.003083	8,977,277
1998	$1.000000	$0.961203	6,199,318
PBHG Mid Cap Growth(12)a
2002	$0.499618
2001	$0.790745	$0.499618	3,372,663
2000	$1.000000	$0.790745	3,606,313
PBHG/NWQ Value Select(12)a
2002	$1.047563
2001	$1.081878	$1.047563	2,904,194
2000	$1.000000	$1.081878	526,757

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Salomon All Cap(12)a
2002	$1.039580
2001	$1.032666	$1.039580	5,097,147
2000	$1.000000	$1.032666	1,957,163
Transamerica Convertible Securities(15)a
2002	$1.000000
Transamerica Equity(12)a
2002	$0.674851
2001	$0.830824	$0.674851	1,739,044
2000	$1.000000	$0.830824	993,984
Transamerica Growth Opportunities(14)a
2002	$1.107646
2001	$1.000000	$1.107646	78,790
Transamerica Money Market(1)ag
2002	$1.368631
2001	$1.338389	$1.368631	47,835,329
2000	$1.280646	$1.338389	42,603,584
1999	$1.239556	$1.280646	57,250,677
1998	$1.196418	$1.239556	51,024,317
1997	$1.15422	$1.196418	28,678,037
1996	$1.11571	$1.15422	26,461,099
1995	$1.07242	$1.11571	21,103,926
1994	$1.05150	$1.07242	17,836,840
1993	$1.04313	$1.05150	12,190,858
Transamerica U.S. Government Securities(5)a
2002	$1.414117
2001	$1.364481	$1.414117	28,689,960
2000	$1.255919	$1.364481	29,554,729
1999	$1.286733	$1.255919	38,368,704
1998	$1.215033	$1.286733	41,241,128
1997	$1.128769	$1.215033	30,043,275
1996	$1.124292	$1.128769	17,561,826
1995	$0.985803	$1.124292	8,456,765
1994	$0.998670	$0.985803	3,102,671
T. Rowe Price Dividend Growth(12)ah
2002	$1.016662
2001	$1.075818	$1.016662	811,483
2000	$1.000000	$1.075818	154,735

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Equity Income(6)ah
2002	$2.352249
2001	$2.334702	$2.352249	53,131,225
2000	$2.107761	$2.334702	60,459,235
1999	$2.065623	$2.107761	74,445,822
1998	$1.925022	$2.065623	83,821,265
1997	$1.521680	$1.925022	79,662,847
1996	$1.287240	$1.521680	42,673,041
1995	$1.000000	$1.287240	14,943,358
T. Rowe Price Growth Stock(6)a
2002	$2.719986
2001	$3.066258	$2.719986	31,999,230
2000	$3.124914	$3.066258	39,142,353
1999	$2.593121	$3.124914	42,063,489
1998	$2.043487	$2.593121	45,596,535
1997	$1.611613	$2.043487	44,624,829
1996	$1.353339	$1.611613	30,237,848
1995	$1.000000	$1.353339	14,196,708
T. Rowe Price Small Cap(12)a
2002	$0.761551
2001	$0.855380	$0.761551	1,838,502
2000	$1.000000	$0.855380	497,185
Van Kampen Active International Allocation(1)a
2002	$1.225547
2001	$1.613169	$1.225547	50,436,921
2000	$2.001071	$1.613169	67,228,612
1999	$1.533035	$2.001071	77,283,280
1998	$1.346560	$1.533035	90,839,071
1997	$1.330640	$1.346560	101,220,765
1996	$1.171039	$1.330640	91,462,304
1995	$1.073958	$1.171039	75,065,178
1994	$1.156482	$1.073958	76,518,044
1993	$0.989782	$1.156482	45,569,234

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Van Kampen Asset Allocation(1)a
2002	$2.678589
2001	$2.932518	$2.687589	60,117,350
2000	$3.160924	$2.932518	81,940,094
1999	$2.535888	$3.160924	100,119,683
1998	$2.171948	$2.535888	116,236,044
1997	$1.833135	$2.171948	127,262,704
1996	$1.577873	$1.833135	124,998,928
1995	$1.301669	$1.577873	122,974,873
1994	$1.393488	$1.301669	130,909,987
1993	$1.209859	$1.393488	69,252,243
Van Kampen Emerging Growth(14)a
2002	$0.806099
2001	$1.000000	$0.806099	420,709
AIM V.I. Basic Value Fund(15)
2002	$1.000000
AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000
Alliance Growth & Income Portfolio(14)
2002	$0.925978
2001	$1.000000	$0.925978	2,054,794
Alliance Premier Growth Portfolio(14)
2002	$0.855309
2001	$1.000000	$0.855309	384,309
Janus Aspen – Mid Cap Growth Portfolio(13)i
2002	$0.401433
2001	$0.673903	$0.401433	1,732,250
2000	$1.000000	$0.673903	131,879
Janus Aspen – Mid Cap Value Portfolio(13)j
2002	$0.902500
2001	$0.998916	$0.902500	734,646
2000	$1.000000	$0.998916	15,465
Janus Aspen – Worldwide Growth Portfolio(13)
2002	$0.677467
2001	$0.887808	$0.677467	1,394,133
2000	$1.000000	$0.887808	332,861
MFS New Discovery Series(15)
2002	$1.000000
MFS Total Return Series(15)
2002	$1.000000

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Contrafund® Portfolio(12)
2002	$0.796290
2001	$0.922538	$0.796290	2,274,397
2000	$1.000000	$0.922538	1,198,357
Fidelity – VIP Equity-Income Portfolio(12)
2002	$1.013361
2001	$1.084290	$1.013361	2,028,586
2000	$1.000000	$1.084290	407,152
Fidelity – VIP Growth Portfolio(14)
2002	$0.867866
2001	$1.000000	$0.867866	495,719
Fidelity – VIP Growth Opportunities Portfolio(12)
2002	$0.714054
2001	$0.848316	$0.714054	341,343
2000	$1.000000	$0.848316	147,741
Fidelity – VIP Mid Cap Portfolio(12)
2002	$1.060517
2001	$1.114623	$1.060517	3,900,128
2000	$1.000000	$1.114623	3,345,368
Fidelity – VIP Value Strategies Portfolio(15)
2002	$1.000000

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation—Conservative Portfolio(15)ab
2002	$1.000000
Asset Allocation—Growth Portfolio(15)ab
2002	$1.000000
Asset Allocation—Moderate Portfolio(15)ab
2002	$1.000000
Asset Allocation—Moderate Growth Portfolio(15)ab
2002(1)	$1.000000
Alger Aggressive Growth(12)a
2002	$1.000000
American Century Income & Growth(14)a
2002	$1.000000
American Century International(14)ac
2002	$1.000000
BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000
BlackRock Mid Cap Growth(15)a
2002	$1.000000
Capital Guardian Global(9)a
2002	$1.000000
Capital Guardian U.S. Equity(11)ad
2002	$1.000000
Capital Guardian Value(4)a
2002	$1.000000
Clarion Real Estate Securities(15)a
2002	$1.000000
Dreyfus Small Cap Value(3)a
2002	$1.000000
Gabelli Global Growth(13)ac
2002	$1.000000
Great Companies—AmericaSM(12)a
2002	$1.000000
Great Companies—Global2 (14)a
2002	$1.000000
Great Companies—TechnologySM(13)a
2002	$1.000000
Janus Balanced (A/T)(15)a
2002	$1.000000
Janus Growth (A/T)(12)ae
2002	$1.000000
Jennison Growth(7)a
2002	$1.000000
J.P. Morgan Enhanced Index(8)a
2002	$1.000000

Total Separate Account Annual Expenses: 1.30%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
MFS High Yield(10)a
2002	$1.000000
PBHG Mid Cap Growth(12)a
2002	$1.000000
PBHG/NWQ Value Select(12)a
2002	$1.000000
PIMCO Total Return(15)a
2002	$1.000000
Salomon All Cap(12)a
2002	$1.000000
Transamerica Convertible Securities(15)a
2002	$1.000000
Transamerica Equity(12)a
2002	$1.000000
Transamerica Growth Opportunities(14)a
2002	$1.000000
Transamerica Money Market(1)ag
2002	$1.000000
Transamerica U.S. Government Securities(5)a
2002	$1.000000
T. Rowe Price Equity Income(6)ah
2002	$1.000000
T. Rowe Price Growth Stock(6)a
2002	$1.000000
T. Rowe Price Small Cap(12)a
2002	$1.000000
Van Kampen Active International Allocation(1)a
2002	$1.000000
Van Kampen Asset Allocation(1)a
2002	$1.000000
Van Kampen Emerging Growth(14)a
2002	$1.000000
AIM V.I. Basic Value Fund(15)
2002	$1.000000
AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000
Alliance Growth & Income Portfolio(14)
2002	$1.000000
Alliance Premier Growth Portfolio(14)
2002	$1.000000
Janus Aspen – Mid Cap Growth Portfolio(13)i
2002	$1.000000

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Aspen – Worldwide Growth Portfolio(13)
2002	$1.000000
MFS New Discovery Series(15)
2002	$1.000000
MFS Total Return Series(15)
2002	$1.000000
Fidelity – VIP Contrafund® Portfolio(12)
2002	$1.000000
Fidelity – VIP Equity-Income Portfolio(12)
2002	$1.000000
Fidelity – VIP Growth Portfolio(14)
2002	$1.000000
Fidelity – VIP Mid Cap Portfolio(12)
2002	$1.000000
Fidelity – VIP Value Strategies Portfolio(15)
2002	$1.000000

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio(15)ab
2002	$1.000000
Asset Allocation – Growth Portfolio(15)ab
2002	$1.000000
Asset Allocation – Moderate Portfolio(15)ab
2002	$1.000000
Asset Allocation – Moderate Growth Portfolio(15)ab
2002(1)	$1.000000
Alger Aggressive Growth(12)a
2002	$0.900861
2001	$1.000000	$0.900861	543,692
American Century Income & Growth(14)a
2002	$0.940149
2001	$1.000000	$0.940149	599,992
American Century International(14)ac
2002	$0.834029
2001	$1.000000	$0.834029	99,773
BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000
BlackRock Mid Cap Growth(15)a
2002	$1.000000
Capital Guardian Global(9)a
2002	$0.875178
2001	$1.000000	$0.875178	490,629
Capital Guardian U.S. Equity(11)ad
2002	$0.945070
2001	$1.000000	$0.945070	1,334,151
Capital Guardian Value(4)a
2002	$1.023245
2001	$1.000000	$1.023245	2,196,489
Clarion Real Estate Securities(15)a
2002	$1.000000
Dreyfus Small Cap Value(3)a
2002	$0.978906
2001	$1.000000	$0.978906	3,580,567
Gabelli Global Growth(13)ac
2002	$0.892401
2001	$1.000000	$0.892401	640,257
Great Companies – AmericaSM(14)a
2002	$0.984049
2001	$1.000000	$0.984049	295,044
Great Companies – Global2(13)a
2002	$0.921911
2001	$1.000000	$0.921911	66,629

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Great Companies—TechnologySM(14)a
2002	$0.774757
2001	$1.000000	$0.774757	182,307
Janus Balanced (A/T)(15)a
2002	$1.000000
Janus Growth (A/T)(2)ae
2002	$0.784523
2001	$1.000000	$0.784523	683,913
Jennison Growth(7)a
2002	$0.873072
2001	$1.000000	$0.873072	71,947
J.P. Morgan Enhanced Index(8)a
2002	$0.899067
2001	$1.000000	$0.899067	1,570,997
Marsico Growth(12)af
2002	$0.884268
2001	$1.000000	$0.884268	446,850
MFS High Yield(10)a
2002	$0.980546
2001	$1.000000	$0.980546	693,088
PBHG Mid Cap Growth(12)a
2002	$0.824923
2001	$1.000000	$0.824293	418,187
PBHG/NWQ Value Select(12)a
2002	$0.944875
2001	$1.000000	$0.944875	1,148,363
PIMCO Total Return(15)a
2002	$1.000000
Salomon All Cap(12)a
2002	$0.946133
2001	$1.000000	$0.946133	2,686,656
Transamerica Convertible Securities(15)a
2002	$1.000000
Transamerica Equity(12)a
2002	$0.872609
2001	$1.000000	$0.872609	1,706,383
Transamerica Growth Opportunities(14)a
2002	$1.108736
2001	$1.000000	$1.108736	235,465
Transamerica Money Market(1)ag
2002	$1.011385
2001	$1.000000	$1.011385	4,074,448

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica U.S. Government Securities(5)a
2002	$1.016603
2001	$1.000000	$1.016603	1,597,578
T. Rowe Price Dividend Growth(12)ah
2002	$0.963704
2001	$1.000000	$0.963704	694,267
T. Rowe Price Equity Income(6)ah
2002	$0.988919
2001	$1.000000	$0.988919	2,560,451
T. Rowe Price Growth Stock(6)a
2002	$0.935195
2001	$1.000000	$0.935195	1,845,115
T. Rowe Price Small Cap(12)a
2002	$0.955974
2001	$1.000000	$0.955974	819,954
Van Kampen Active International Allocation(1)a
2002	$0.830259
2001	$1.000000	$0.830259	361,293
Van Kampen Asset Allocation(1)a
2002	$0964813
2001	$1.000000	$0.964813	628,831
Van Kampen Emerging Growth(14)a
2002	$0.806903
2001	$1.000000	$0.806903	605,063
AIM V.I. Basic Value Fund(15)
2002	$1.000000
AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000
Alliance Growth & Income Portfolio(14)
2002	$0.926892
2001	$1.000000	$0.926892	2,043,757
Alliance Premier Growth Portfolio(14)
2002	$0.856157
2001	$1.000000	$0.856157	1,312,866
Janus Aspen—Mid Cap Growth Portfolio(13)i
2002	$0.770183
2001	$1.000000	$0.770183	525,705
Janus Aspen—Mid Cap Value Portfolio(13)j
2002	$0.906817
2001	$1.000000	$0.906817	317,538
Janus Aspen—Worldwide Growth Portfolio(13)
2002	$0.837086
2001	$1.000000	$0.837086	1,472,854

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
MFS New Discovery Series(15)
2002	$1.000000
MFS Total Return Series(15)
2002	$1.000000
Fidelity – VIP Contrafund® Portfolio(12)
2002	$0.947203
2001	$1.000000	$0.947203	1,117,221
Fidelity – VIP Equity-Income Portfolio(12)
2002	$0.937746
2001	$1.000000	$0.937746	950,745
Fidelity – VIP Growth Portfolio(14)
2002	$0.868717
2001	$1.000000	$0.868717	477,321
Fidelity – VIP Growth Opportunities Portfolio(12)
2002	$0.913372
2001	$1.000000	$0.913372	223,500
Fidelity – VIP Mid Cap Portfolio(12)
2002	$1.029218
2001	$1.000000	$1.029218	1,235,966
Fidelity – VIP Value Strategies Portfolio(15)
2002	$1.000000

(1)	Subaccount Inception Date April 8, 1991.
(2)	Subaccount Inception Date July 1, 1992.
(3)	Subaccount Inception Date May 4, 1993.
(4)	Subaccount Inception Date May 27, 1993.
(5)	Subaccount Inception Date May 9, 1994.
(6)	Subaccount Inception DateJanuary 3, 1995.
(7)	Subaccount Inception Date November 18, 1996.
(8)	Subaccount Inception Date May 1, 1997.
(9)	Subaccount Inception Date February 2, 1998.
(10)	Subaccount Inception Date June 2, 1998.
(11)	Subaccount Inception Date July 1, 1998.
(12)	Subaccount Inception Date May 1, 2000.
(13)	Subaccount Inception Date October 9, 2000.
(14)	Subaccount Inception Date May 1, 2001.
(15)	Subaccount Inception Date May 1, 2002.

[a]	The figures reflect information for the Initial Class Shares.
[b]	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation – Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation – Growth Portfolio; Moderate

Asset Allocation changed its name to Asset Allocation – Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation – Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.

[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
[d]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[e]	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
[f]	Formerly known as Goldman Sachs Growth.
[g]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.
[h]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.
[i]	Formerly known as Janus Aspen – Aggressive Growth Portfolio.
[j]	As of May 1, 2003, Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio, formerly Van Kampen Money Market Portfolio, (the “Transamerica Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2002, and for the one and five year periods ended December 31, 2002 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: ____%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(1)				May 1, 2002
Alger Aggressive Growth – Service Class				May 1, 2000
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(2)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class(1)				May 1, 2002
BlackRock Mid Cap Growth – Service Class				May 1, 2002
Capital Guardian Global – Service Class				February 2, 1998
Capital Guardian U.S. Equity – Service Class(3)				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 2002
Great Companies – AmericaSM – Service Class				May 1, 2001
Great Companies – Global[2] – Service Class				October 9, 2000
Great Companies – TechnologySM – Service Class				May 1, 2001
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				July 1, 1992
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 1, 2000
PBHG/NWQ Value Select – Service Class				May 1, 2000
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 1, 2000
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				May 1, 2000
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 1, 2000
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				May 1,2001
AIM V.I. Basic Value Fund – Series II				May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II				May 1, 2002

TABLE 1—A continued . . .

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Feature)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses:     %)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Alliance Growth & Income Portfolio – Class B				May 1, 2001
Alliance Premier Growth Portfolio – Class B				May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5)				October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares				October 9, 2000
MFS New Discovery Series – Service Class				May 1, 2002
MFS Total Return Series – Service Class				May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2				May 1, 2001
Fidelity – VIP Mid Cap Portfolio– Service Class 2.				May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2				May 1, 2002

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: ____%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(1)				May 1, 2002
Alger Aggressive Growth – Service Class				May 1, 2000
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(2)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class(1)				May 1, 2002
BlackRock Mid Cap Growth – Service Class				May 1, 2002
Capital Guardian Global – Service Class				February 2, 1998
Capital Guardian U.S. Equity – Service Class(3)				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 2002
Great Companies—AmericaSM – Service Class				May 1, 2001
Great Companies – Global[2] – Service Class				October 9, 2000
Great Companies – TechnologySM – Service Class				May 1, 2001
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				July 1, 1992
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 1, 2000
PBHG/NWQ Value Select – Service Class				May 1, 2000
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 1, 2000
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				May 1, 2000
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 1, 2000
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				May 1,2001
AIM V.I. Basic Value Fund – Series II				May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II				May 1, 2002

TABLE 1 – B continued…

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Feature)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses:         %)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Alliance Growth & Income Portfolio – Class B				May 1, 2001
Alliance Premier Growth Portfolio – Class B				May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5)				October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares				October 9, 2000
MFS New Discovery Series – Service Class				May 1, 2002
MFS Total Return Series – Service Class				May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2				May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2.				May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2				May 1, 2002

TABLE 1 – C

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses:         %)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(1)				May 1, 2002
Alger Aggressive Growth – Service Class				May 1, 2000
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(2)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class(1)				May 1, 2002
BlackRock Mid Cap Growth – Service Class				May 1, 2002
Capital Guardian Global – Service Class				February 2, 1998
Capital Guardian U.S. Equity – Service Class(3)				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 2002
Great Companies – AmericaSM – Service Class				May 1, 2001
Great Companies – Global[2] – Service Class				October 9, 2000
Great Companies – TechnologySM – Service Class				May 1, 2001
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				July 1, 1992
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 1, 2000
PBHG/NWQ Value Select – Service Class				May 1, 2000
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 1, 2000
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				May 1, 2000
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 1, 2000
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				May 1,2001
AIM V.I. Basic Value Fund – Series II				May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II				May 1, 2002

TABLE 1—C continued…

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Feature)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses:     %)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Alliance Growth & Income Portfolio—Class B				May 1, 2001
Alliance Premier Growth Portfolio—Class B				May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio—Service Shares(5)				October 9, 2000
Janus Aspen—Worldwide Growth Portfolio—Service Shares				October 9, 2000
MFS New Discovery Series—Service Class				May 1, 2002
MFS Total Return Series—Service Class				May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2				May 1, 2000
Fidelity—VIP Equity-Income Portfolio—Service Class 2				May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2				May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2.				May 1, 2000
Fidelity—VIP Value Strategies Portfolio—Service Class 2				May 1, 2002

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation – Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the charge for any optional rider.

TABLE 2 – A

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: ____%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(1)				May 1, 2002
Alger Aggressive Growth – Service Class				May 1, 2000
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(2)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class				May 1, 2002
BlackRock Mid Cap Growth – Service Class				May 1, 2002
Capital Guardian Global – Service Class				February 2, 1998
Capital Guardian U.S. Equity – Service Class(3)				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 2002
Great Companies – AmericaSM – Service Class				May 1, 2001
Great Companies – Global[2] – Service Class				October 9, 2000
Great Companies – TechnologySM – Service Class				May 1, 2001
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				July 1, 1992
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 1, 2000
PBHG/NWQ Value Select – Service Class				May 1, 2000
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 1, 2000
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				May 1, 2000
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 1, 2000
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				May 1,2001
AIM V.I. Basic Value Fund – Series II				May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II				May 1, 2002
Alliance Growth & Income Portfolio – Class B				May 1, 2001
Alliance Premier Growth Portfolio – Class B				May 1, 2001

TABLE 2 – A continued…

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: ____%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5)				October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares				October 9, 2000
MFS New Discovery Series – Service Class				May 1, 2002
MFS Total Return Series – Service Class				May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2				May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2.				May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2				May 1, 2002

TABLE 2—B

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses:     %)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Asset Allocation—Conservative Portfolio—Service Class(1)				May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(1)				May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(1)				May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Service Class(1)				May 1, 2002
Alger Aggressive Growth—Service Class				May 1, 2000
American Century Income & Growth—Service Class				May 1, 2001
American Century International—Service Class(2)				May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class				May 1, 2002
BlackRock Mid Cap Growth—Service Class				May 1, 2002
Capital Guardian Global—Service Class				February 2, 1998
Capital Guardian U.S. Equity—Service Class(3)				October 9, 2000
Capital Guardian Value—Service Class				May 27, 1993
Clarion Real Estate Securities—Service Class				May 1, 2002
Great Companies—AmericaSM—Service Class				May 1, 2001
Great Companies—Global[2]—Service Class				October 9, 2000
Great Companies—TechnologySM—Service Class				May 1, 2001
Janus Balanced (A/T)—Service Class				May 1, 2002
Janus Growth (A/T)—Service Class(4)				July 1, 1992
Jennison Growth—Service Class				November 18, 1996
J.P. Morgan Enhanced Index—Service Class				May 1, 1997
MFS High Yield—Service Class				June 1, 1998
PBHG Mid Cap Growth—Service Class				May 1, 2000
PBHG/NWQ Value Select—Service Class				May 1, 2000
PIMCO Total Return—Service Class				May 1, 2002
Salomon All Cap—Service Class				May 1, 2000
Transamerica Convertible Securities—Service Class				May 1, 2002
Transamerica Equity—Service Class				May 1, 2000
Transamerica Growth Opportunities—Service Class				May 1, 2001
Transamerica U.S. Government Securities—Service Class				May 13, 1994
T. Rowe Price Equity Income—Service Class				January 3, 1995
T. Rowe Price Growth Stock—Service Class				January 3, 1995
T. Rowe Price Small Cap—Service Class				May 1, 2000
Van Kampen Active International Allocation—Service Class				April 8, 1991
Van Kampen Asset Allocation—Service Class				April 8, 1991
Van Kampen Emerging Growth—Service Class				May 1,2001
AIM V.I. Basic Value Fund—Series II				May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II				May 1, 2002
Alliance Growth & Income Portfolio—Class B				May 1, 2001
Alliance Premier Growth Portfolio—Class B				May 1, 2001

TABLE 2 – B continued…

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: ____%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5)				October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares				October 9, 2000
MFS New Discovery Series – Service Class				May 1, 2002
MFS Total Return Series – Service Class				May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2				May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2.				May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2				May 1, 2002

TABLE 2 – C

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses:     %)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(1)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(1)				May 1, 2002
Alger Aggressive Growth – Service Class				May 1, 2000
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(2)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class				May 1, 2002
BlackRock Mid Cap Growth – Service Class				May 1, 2002
Capital Guardian Global – Service Class				February 2, 1998
Capital Guardian U.S. Equity – Service Class(3)				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 2002
Great Companies – AmericaSM – Service Class				May 1, 2001
Great Companies – Global[2] – Service Class				October 9, 2000
Great Companies – TechnologySM – Service Class				May 1, 2001
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				July 1, 1992
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 1, 2000
PBHG/NWQ Value Select – Service Class				May 1, 2000
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 1, 2000
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				May 1, 2000
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 1, 2000
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				May 1,2001
AIM V.I. Basic Value Fund – Series II				May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II				May 1, 2002
Alliance Growth & Income Portfolio – Class B				May 1, 2001
Alliance Premier Growth Portfolio – Class B				May 1, 2001

TABLE 2 – C continued…

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses:         %)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5)				October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares				October 9, 2000
MFS New Discovery Series – Service Class				May 1, 2002
MFS Total Return Series – Service Class				May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2				May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2				May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2.				May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2				May 1, 2002

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation – Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation – Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation – Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation – Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Janus Aspen – Aggressive Growth Portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance Data of the Portfolios. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner’s policy values.

In addition, Transamerica may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Tables 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Tables 3 and Table 4 do not reflect the charge of any optional rider.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2002, were as follows:

TABLE 3 – A

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge, and No Riders or Optional Features)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: ____%)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(2)				May 1, 2002
Alger Aggressive Growth – Service Class				March 1, 1994
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(3)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class				August 16, 2001
BlackRock Mid Cap Growth – Service Class				August 16, 2001
Capital Guardian Global – Service Class				February 3, 1998
Capital Guardian U.S. Equity – Service Class				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 1998
Great Companies – AmericaSM – Service Class				May 1, 2000
Great Companies – Global[2] – Service Class				September 1, 2000
Great Companies – TechnologySM – Service Class				May 1, 2000
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				May 1, 1999
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 3, 1999
PBHG/NWQ Value Select – Service Class				May 1, 1996
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 3, 1999
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				February 26, 1969
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 3, 1999
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				March 1, 1993
AIM V.I. Basic Value Fund – Series II				September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(5)				May 5, 1993
Alliance Growth & Income Portfolio – Class B				June 1, 1999
Alliance Premier Growth Portfolio – Class B				July 14, 1999
† Ten Year Date

TABLE 3—A continued…

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge, and No Riders or Optional Features)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses:     %)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Janus Aspen—Mid Cap Growth Portfolio —Service Shares(6)(7)				September 13, 1993
Janus Aspen—Worldwide Growth Portfolio —Service Shares(7)				September 13, 1993
MFS New Discovery Series—Service Class(8)				May 1, 2000
MFS Total Return Series—Service Class(8)				May 1, 2000
Fidelity—VIP Contrafund® Portfolio—Service Class 2(9)				January 3, 1995
Fidelity—VIP Equity-Income Portfolio—Service Class 2(9)				October 9, 1986
Fidelity—VIP Growth Portfolio—Service Class 2(9)				October 9, 1986
Fidelity—VIP Mid Cap Portfolio—Service Class 2.(9)				December 28, 1998
Fidelity—VIP Value Strategies Portfolio—Service Class 2				February 25, 2002

†Ten Year Date

TABLE 3 – B

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge, and No Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses:         %)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(2)				May 1, 2002
Alger Aggressive Growth – Service Class				March 1, 1994
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(3)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class				August 16, 2001
BlackRock Mid Cap Growth – Service Class				August 16, 2001
Capital Guardian Global – Service Class				February 3, 1998
Capital Guardian U.S. Equity – Service Class				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 1998
Great Companies – AmericaSM – Service Class				May 1, 2000
Great Companies – Global[2] – Service Class				September 1, 2000
Great Companies – TechnologySM – Service Class				May 1, 2000
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				May 1, 1999
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 3, 1999
PBHG/NWQ Value Select – Service Class				May 1, 1996
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 3, 1999
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				February 26, 1969
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 3, 1999
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				March 1, 1993
AIM V.I. Basic Value Fund – Series II				September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(5)				May 5, 1993
Alliance Growth & Income Portfolio – Class B				June 1, 1999
Alliance Premier Growth Portfolio – Class B				July 14, 1999

†Ten Year Date

TABLE 3 – B continued . . .

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge, and No Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses:     %)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)(7)				September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(7)				September 13, 1993
MFS New Discovery Series – Service Class(8)				May 1, 2000
MFS Total Return Series – Service Class(8)				May 1, 2000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(9)				January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2.(9)				December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2				February 25, 2002
†Ten Year Date

TABLE 3 – C

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge, and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: ____%)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(2)				May 1, 2002
Alger Aggressive Growth – Service Class				March 1, 1994
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(3)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class				August 16, 2001
BlackRock Mid Cap Growth – Service Class				August 16, 2001
Capital Guardian Global – Service Class				February 3, 1998
Capital Guardian U.S. Equity – Service Class				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 1998
Great Companies – AmericaSM – Service Class				May 1, 2000
Great Companies – Global[2] – Service Class				September 1, 2000
Great Companies – TechnologySM – Service Class				May 1, 2000
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				May 1, 1999
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 3, 1999
PBHG/NWQ Value Select – Service Class				May 1, 1996
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 3, 1999
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				February 26, 1969
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 3, 1999
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				March 1, 1993
AIM V.I. Basic Value Fund – Series II				September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(5)				May 5, 1993
Alliance Growth & Income Portfolio – Class B				June 1, 1999
Alliance Premier Growth Portfolio – Class B				July 14, 1999
†Ten Year Date

TABLE 3 – C continued…

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge, and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses:         %)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)(7)				September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(7)				September 13, 1993
MFS New Discovery Series – Service Class(8)				May 1, 2000
MFS Total Return Series – Service Class(8)				May 1, 2000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(9)				January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2.(9)				December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2				February 25, 2002
†Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation – Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation – Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation – Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation – Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(3)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(6)	Formerly known as Janus Aspen – Aggressive Growth Portfolio.
(7)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(8)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(9)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

TABLE 4 – A

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge, Riders or Optional Features)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: ____%)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(2)				May 1, 2002
Alger Aggressive Growth – Service Class				March 1, 1994
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(3)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class				August 16, 2001
BlackRock Mid Cap Growth – Service Class				August 16, 2001
Capital Guardian Global – Service Class				February 3, 1998
Capital Guardian U.S. Equity – Service Class				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 1998
Great Companies – AmericaSM – Service Class				May 1, 2000
Great Companies – Global[2] – Service Class				September 1, 2000
Great Companies – TechnologySM – Service Class				May 1, 2000
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				May 1, 1999
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 3, 1999
PBHG/NWQ Value Select – Service Class				May 1, 1996
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 3, 1999
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				February 26, 1969
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 3, 1999
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				March 1, 1993
AIM V.I. Basic Value Fund – Series II				September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(5)				May 5, 1993
Alliance Growth & Income Portfolio – Class B				June 1, 1999
Alliance Premier Growth Portfolio – Class B				July 14, 1999

†Ten Year Date

TABLE 4 – A continued…

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge, Riders or Optional Features)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses:         %)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)(7)				September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(7)				September 13, 1993
MFS New Discovery Series – Service Class(8)				May 1, 2000
MFS Total Return Series – Service Class(8)				May 1, 2000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(9)				January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2.(9)				December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2				February 25, 2002

†Ten Year Date

TABLE 4 – B

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge, Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses:     %)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(2)				May 1, 2002
Alger Aggressive Growth – Service Class				March 1, 1994
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(3)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class				August 16, 2001
BlackRock Mid Cap Growth – Service Class				August 16, 2001
Capital Guardian Global – Service Class				February 3, 1998
Capital Guardian U.S. Equity – Service Class				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 1998
Great Companies – AmericaSM – Service Class				May 1, 2000
Great Companies – Global[2] – Service Class				September 1, 2000
Great Companies – TechnologySM – Service Class				May 1, 2000
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				May 1, 1999
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 3, 1999
PBHG/NWQ Value Select – Service Class				May 1, 1996
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 3, 1999
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				February 26, 1969
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 3, 1999
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				March 1, 1993
AIM V.I. Basic Value Fund – Series II				September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(5)				May 5, 1993
Alliance Growth & Income Portfolio – Class B				June 1, 1999
Alliance Premier Growth Portfolio – Class B				July 14, 1999
†Ten Year Date

TABLE 4 – B continued…

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge, Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: ____%)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)(7)				September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(7)				September 13, 1993
MFS New Discovery Series – Service Class(8)				May 1, 2000
MFS Total Return Series – Service Class(8)				May 1, 2000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(9)				January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2.(9)				December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2				February 25, 2002
†Ten Year Date

TABLE 4 – C

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: ____%)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(2)				May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(2)				May 1, 2002
Alger Aggressive Growth – Service Class				March 1, 1994
American Century Income & Growth – Service Class				May 1, 2001
American Century International – Service Class(3)				May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class				August 16, 2001
BlackRock Mid Cap Growth – Service Class				August 16, 2001
Capital Guardian Global – Service Class				February 3, 1998
Capital Guardian U.S. Equity – Service Class				October 9, 2000
Capital Guardian Value – Service Class				May 27, 1993
Clarion Real Estate Securities – Service Class				May 1, 1998
Great Companies – AmericaSM – Service Class				May 1, 2000
Great Companies – Global[2] – Service Class				September 1, 2000
Great Companies – TechnologySM – Service Class				May 1, 2000
Janus Balanced (A/T) – Service Class				May 1, 2002
Janus Growth (A/T) – Service Class(4)				May 1, 1999
Jennison Growth – Service Class				November 18, 1996
J.P. Morgan Enhanced Index – Service Class				May 1, 1997
MFS High Yield – Service Class				June 1, 1998
PBHG Mid Cap Growth – Service Class				May 3, 1999
PBHG/NWQ Value Select – Service Class				May 1, 1996
PIMCO Total Return – Service Class				May 1, 2002
Salomon All Cap – Service Class				May 3, 1999
Transamerica Convertible Securities – Service Class				May 1, 2002
Transamerica Equity – Service Class				February 26, 1969
Transamerica Growth Opportunities – Service Class				May 1, 2001
Transamerica U.S. Government Securities – Service Class				May 13, 1994
T. Rowe Price Equity Income – Service Class				January 3, 1995
T. Rowe Price Growth Stock – Service Class				January 3, 1995
T. Rowe Price Small Cap – Service Class				May 3, 1999
Van Kampen Active International Allocation – Service Class				April 8, 1991
Van Kampen Asset Allocation – Service Class				April 8, 1991
Van Kampen Emerging Growth – Service Class				March 1, 1993
AIM V.I. Basic Value Fund – Series II				September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(5)				May 5, 1993
Alliance Growth & Income Portfolio – Class B				June 1, 1999
Alliance Premier Growth Portfolio – Class B				July 14, 1999
†Ten Year Date

TABLE 4 – C continued…

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: ____%)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)(7)				September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(7)				September 13, 1993
MFS New Discovery Series – Service Class(8)				May 1, 2000
MFS Total Return Series – Service Class(8)				May 1, 2000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(9)				January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(9)				October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(9)				December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2				February 25, 2002
†Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation – Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation – Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation – Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation – Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(3)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(6)	Formerly known as Janus Aspen – Aggressive Growth Portfolio.
(7)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(8)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(9)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

APPENDIX C

INCOME BENEFIT PROGRAMS

1) MANAGED ANNUITY PROGRAM.

The optional Managed Annuity Program II (“MAP II”) assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) that you will have to apply to a MAP II payment option. The MAP II also guarantees a minimum amount for those payments once you begin to receive them.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is equal to:

•	the minimum income base on the rider date; plus

•	any subsequent premium payments; less

•	any subsequent adjusted partial surrenders;

•	all of which are accumulated at the annual growth rate from the date of each transaction; minus

•	any premium taxes.

The annual growth rate is 5%. The benefits and fees under the rider (including the annual growth rate, rider fee, the guaranteed payment fee, and the vesting schedule) are guaranteed not to change after the rider is added. However, all the specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value anytime after the first rider anniversary and before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value you upgrade to will be the policy value next calculated after we receive all necessary information to complete the upgrade. It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum income base at the time you elect the upgrade.

If you upgrade:

•	the current rider will terminate and a new rider will be issued with its own terms and fees, which may mean, for example, you have to pay a higher rider fee, begin a new annuity income vesting period, etc.

Surrenders. Surrenders will reduce the minimum income base. Each rider year, surrenders up to the limit of the total free amount (the minimum income base on the last rider anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum income base under the MAP II.

Conditions of Exercise of the MAP II. You can only annuitize using the MAP II within the 30 days after a rider anniversary. You cannot, however, annuitize using the MAP II before your first rider anniversary or after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the MAP II on page one of the rider.

If you annuitize at any time other than indicated above, you cannot use the MAP II.

MAP II Payment Options. You can annuitize under the MAP II (subject to the conditions described above) at the greater of the minimum income base or adjusted policy value. The minimum income base may only be used to annuitize using the MAP II payment options and may not be used with any other annuity payment options. The MAP II payment options are:

•	Life Income—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•	Joint and Full Survivor—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Annuity Income Vesting. If you annuitize using the MAP II before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The annuity income vesting schedule is as follows:

Number of completed years since the Rider Date	Annuity Income Vesting Percentage (percent vested)
1	50%
2	55%
3	60%
4	65%
5	70%
6	75%
7	80%
8	85%
9	90%
≥10	100%

For example, assume a 65 year old male annuitized with a life with 10-year certain payment option at the end of year two with an minimum income base of $110,250.00. The monthly annuity factor from Schedule 1 of the rider for a male age 65, life with 10-years certain is $4.59 per thousand of annuitization value. The annuity income vesting percentage is 55% since annuitization is occurring after only two full years have passed since the rider date. The monthly payment amount would be equal to a * b * c where:

a)	is the minimum income base divided by $1,000,

b)	is the annuity factor from Schedule 1, and

c)	is the annuity income vesting percentage.

In this case, the monthly payment amount would be $110,250/$1,000 * $4.59 * 55% = $278.33.

NOTE CAREFULLY: If you annuitize before the 10th rider anniversary, the MAP II annuity income will not be fully vested which results in all payments being lower than if the MAP II annuity income was fully vested, and the difference can be substantial.

MAP II Annuity Payments. The minimum income base is used solely to calculate the MAP II annuity payments under one of the MAP II payment options and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria {such as using a 2% assumed investment return to calculate the first annuity payment, using a 5% assumed investment return to calculate subsequent payments, and using age 85 annuity factors for all annuitants age 85 or older}, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the MAP II should be regarded as a safety net. The costs of annuitizing under the MAP II include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts and an annuity income vesting percentage of less than 100%. These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee, if applicable, also provides for a minimum payout level, and it uses actuarial criteria (such as a 5% assumed investment return) that provide for higher payment levels for a given adjusted policy value than the MAP II. You should carefully consider these factors, since electing annuity payments under the MAP II will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

Guaranteed Minimum Stabilized Payments. Annuity payments under the MAP II are guaranteed to never be less than the initial payment. The amount of the first payment provided by the MAP II will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the MAP II. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the MAP II payment option selected and is based on a guaranteed interest rate of 3% and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females. Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under MAP II will also be “stabilized” or held constant during each year. During the first year after annuitizing using the MAP II, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

MAP II Fee. A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The policy has different charges in the income phase than the accumulation phase. See Section 5, Expenses in the Prospectus.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the MAP II, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The MAP II will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);

•	annuitization (you will still receive guaranteed minimum stabilized payments if you annuitize under the MAP II);

•	termination of your policy; or

•	30 days after the rider anniversary after your 94th birthday (earlier if required by state law).

If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.

The Managed Annuity Program II may vary for certain policies and may not be available for all policies. For policies sold in Minnesota and New Jersey, please see the separate discussion describing this feature for their state.

2) FOR MINNESOTA ONLY.

For Minnesota policies, the optional Family Income Protector is as described herein.

Family Income Protector

The optional “Family Income Protector” rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Family Income Protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:

•	the policy value on the date the rider is issued; plus

•	any additional premium payments; minus

•	an adjustment for any surrenders made after the date the rider is issued;

•	the result of which is accumulated at the annual growth rate written on page one of the rider; minus

•	any premium taxes.

The annual growth rate is 5% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

The minimum annuitization value may only be used to annuitize using the Family Income Protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Family Income Protector payment options are:

•	Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•	Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Family Income Protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or “AIR,” to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. The costs of annuitizing under the Family Income Protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;

•	the new fees, thresholds and factors may be higher (or lower) than before;

•	the new annual growth rate may be lower (or higher) than before; and

•	you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Surrenders. Surrenders will reduce the minimum annuitization value. Each rider year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum annuitization value under the Family Income Protector.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the Family Income Protector within the 30 days after the tenth or later policy anniversary after the Family Income Protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. You cannot, however, annuitize using the Family Income Protector after the policy anniversary after your 94th birthday. For your convenience, we will put the first and last date to annuitize using the Family Income Protector on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Family Income Protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. The amount of the first payment provided by the Family Income Protector will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Family Income Protector. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, and the Family Income Protector payment option selected and is based on a guaranteed interest rate of 3% and the “1983 a Table”, using an assumed annuity commencement date of 2000 (static projection to this point) with dynamic projection using scale G from that point. Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under Family Income Protector will also be “stabilized” or held constant during each year. During the first year after annuitizing using the Family Income Protector, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Rider Fee. A rider fee, 0.45% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Family Income Protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Family Income Protector);

•	upgrade of the minimum annuitization value (although a new rider will be issued);

•	termination of your policy; or

•	30 days after the policy anniversary after your 94th birthday.

If you terminate the Family Income Protector (except pursuant to an upgrade) you cannot re-elect the rider.

3) FOR NEW JERSEY ONLY.

For New Jersey policies, the optional Managed Annuity Program is as described herein.

Managed Annuity Program

The optional Managed Annuity Program can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the Managed Annuity Program is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:

•	the minimum annuitization value on the rider date; plus

•	any additional premium payments; minus

•	an adjustment for any withdrawals made after the rider date;

•	the result of which is accumulated at the annual growth rate; minus

•	any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See “Minimum Annuitization Value Adjustment” below.

The annual growth rate is 5% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See “Minimum Annuitization Value Adjustment” below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

•	Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•	Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the Managed Annuity Program before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See “Annuity Factor Age Adjustment” below.

Minimum Annuitization Value Adjustment. If you annuitize under the Managed Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

•	the policy value on the date you annuitize; plus

•	the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus

•	the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:

•	you annuitize on a rider anniversary; or

•	your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. The age adjustment is as follows:

Number of Years Since the Rider Date	Age Adjustment: Number of Years Subtracted from Your Age
0-1	10
1-2	9
2-3	8
3-4	7
4-5	6
5-6	5
6-7	4
7-8	3
8-9	2
9-10	1
>10	0

The minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or “AIR,” to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and

•	the new rider’s specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Surrenders. Surrenders will reduce the minimum annuitization value. Each rider year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Sustained partial surrenders alone, or in conjunction with negative investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum annuitization value under the Managed Annuity Program.

Conditions of Exercise of the Managed Annuity Program. You can annuitize using the Managed Annuity Program at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:

•	If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See “Minimum Annuitization Value Adjustment.”

•	If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See “Annuity Factor Age Adjustment.”

•	If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected and is based on a guaranteed interest rate of 3% and the “1983 a Table”, using an assumed annuity commencement date of 2000 (static projection to this point) with dynamic projection using scale G from that point. Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under Managed Annuity Program will also be “stabilized” or held constant during each year. During the first year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.

Termination. The Managed Annuity Program will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Managed Annuity Program;

•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);

•	upgrade of the minimum annuitization value (although a new rider will be issued);

•	termination of your policy; or

•	30 days after the last date to elect the benefit as shown on page 1 of the rider.

If you terminate the Managed Annuity Program (except pursuant to an upgrade) you cannot re-elect the rider.

APPENDIX D

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV201 101 65 189 (Policy Form)	January 1991
AE830 292 (endorsement)	May 1992
AE847 394 (endorsement)	June 1994
AE871 295 (endorsement)	May 1995
AV254 101 87 196 (Policy Form)	June 1996
AE909 496 (endorsement)	June 1996
AE890 196 (endorsement)	June 1996
AV320 101 99 197 (Policy Form)	May 1997
AE945 197 (endorsement)	May 1997
AV376 101 106 1197 (Policy Form)	May 1998
RGMI 1 798 (endorsement – family income protector)	December 1998
AV432 101 114 199 (Group Policy Form)	May 2000
AV494 101 124 100 (Individual Policy Form)	May 2000
AV620 101 137 101 (Individual Policy Form)	May 2001
RTP 1 201 (Additional Death Distribution Rider)	May 2001
VIAR IP 0100 (Initial Payment Guarantee Rider)	May 2001
RGMI 15 0301 (Managed Annuity Program)	January 2002
AV720 101 148 102	May 2002

Product Feature	AV201 101 65 189	AV201 101 65 189, AE830 292, and AE847 394	AV201 101 65 189, AE847 394, and AE871 295	AV254 101 87 196, AE909 496, and AE890 196
Excess Interest Adjustment	N/A	N/A	N/A	Yes
Guaranteed Minimum Death Benefit Option(s)

Total premiums paid, less

any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.

		5% Annually Compounding (Option A).	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.
Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Minimum effective annual interest rate applicable to the fixed account	4%	4%	4%	3%
Asset Rebalancing	N/A	N/A	N/A	Yes
Death Proceeds

Greater of 1) the policy value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death

		Greater of (a) policy value and (b) 5% Annually Compounding Death Benefit	Greatest of (a) policy value and (b) guaranteed minimum death benefit	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.
Distribution Financing Charge	N/A	N/A	N/A	N/A
Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	No	No	No
Dollar Cost Averaging Fixed Account Option	N/A	N/A	N/A	Yes
Service Charge	$35 assessed on each policy anniversary. Not deducted from the fixed account.	$35 assessed on each policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.
Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes	Yes	Yes
Unemployment Waiver	N/A	N/A	N/A	N/A
Family Income Protector	N/A	N/A	N/A	N/A
Additional Death Distribution	N/A	N/A	N/A	N/A
Initial Payment Guarantee	N/A	N/A	N/A	N/A
Managed Annuity Program	N/A	N/A	N/A	N/A

Product Feature	AV320 101 99 197 and AE945 197	AV376 101 106 1197 and AE 945 197	AV432 101 114 199 , AV494 101 124 100 and RGMI 1 798	AV620 101 137 101, RTP 1 201, VIAR IP 0100, RGMI 15 0301 and RGMI 1 798
Excess Interest Adjustment	Yes	Yes	Yes	Yes
Guaranteed Minimum Death Benefit Option(s)

5% Annually Compounding (Option A), Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.

5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.

5% Annually Compounding (Option A), Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80 (Option B), Return of Premium (Option C), and Monthly Step-Up through age 80 (Option D). Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.

Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%	3%
Asset Rebalancing	Yes	Yes	Yes	Yes
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Distribution Financing Charge	Applicable	Applicable	N/A	N/A
Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	Yes (1.10%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date)	Yes (1.25%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes	Yes
Service Charge

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes	Yes
Unemployment Waiver	N/A	N/A	Yes	Yes
Family Income Protector	N/A	N/A	Yes	Yes
Additional Death Distribution	N/A	N/A	N/A	Yes
Initial Payment Guarantee	N/A	N/A	N/A	Yes
Managed Annuity Program	N/A	N/A	N/A	N/A

Product Feature	AV720 101 148 102, RTP 1 201, VIAR IP 0100, RGMI 15 0301 and RGMI 1 798
Excess Interest Adjustment	Yes
Guaranteed Minimum Death Benefit Option(s)

Double Enhanced Death Benefit —  greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.
Minimum effective annual interest rate applicable to the fixed account	2%
Asset Rebalancing	Yes
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Distribution Financing Charge	N/A
Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)
Dollar Cost Averaging Fixed Account Option	Yes
Service Charge

Annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes
Unemployment Waiver	Yes
Family Income Protector	Yes
Additional Death Distribution	Yes
Initial Payment Guarantee	Yes
Managed Annuity Program	Yes

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2003

To The

Prospectus Dated May 1, 2003

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	____	%

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.

(1)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

1

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
5 or more	0%

Rider Fee. A rider fee equal to an effective annual rate of             % of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the             % rider fee will no longer be assessed. We intend to administer the removal of the             % charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

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STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2003 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Attention: Customer Care Group, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2003

1

GLOSSARY OF TERMS	3
THE POLICY—GENERAL PROVISIONS	6
Owner	6
Entire Policy	6
Misstatement of Age or Sex	6
Addition, Deletion, or Substitution of Investments	7
Excess Interest Adjustment	8
Reallocation of Annuity Units After the Annuity Commencement Date	12
Annuity Payment Options	12
Death Benefit	14
Death of Owner	16
Assignment	16
Evidence of Survival	16
Non-Participating	17
Amendments	17
Employee and Agent Purchases	17
Present Value of Future Variable Payments	17
Stabilized Payments	17
CERTAIN FEDERAL INCOME TAX CONSEQUENCES	18
Tax Status of the Policy	19
Taxation of Transamerica	23
INVESTMENT EXPERIENCE	23
Accumulation Units	23
Annuity Unit Value and Annuity Payment Rates	25
ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION	27
HISTORICAL PERFORMANCE DATA	28
Money Market Yields	28
Other Subaccount Yields	29
Total Returns	30
Other Performance Data	30
Adjusted Historical Performance Data	31
PUBLISHED RATINGS	31
STATE REGULATION OF TRANSAMERICA	31
ADMINISTRATION	32
RECORDS AND REPORTS	32
DISTRIBUTION OF THE POLICIES	32
VOTING RIGHTS	32
OTHER PRODUCTS	33
CUSTODY OF ASSETS	33
LEGAL MATTERS	33
INDEPENDENT AUDITORS	33
OTHER INFORMATION	34
FINANCIAL STATEMENTS	34

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Financial Markets Division—Variable Annuity Dept., Transamerica Life Insurance Company, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the penalty free amount.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

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Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

premium payments; minus

partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus

interest credited in the fixed account; plus

accumulated gains in the separate account; minus

losses in the separate account; minus

service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying fund portfolios.

Surrender Charge—A percentage of each premium payment in an amount from 8% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

4

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit

6

payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

7

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S =	Gross amount being surrendered that is subject to the excess interest adjustment
G =	Guaranteed interest rate in effect for the policy
C =	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M =	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
* =	multiplication
^ =	exponentiation

8

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
=-5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,507.48 - 54,181.21 =-2,673.73
Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + (-2,673.73) = 51,507.48
Portion of penalty-free amount which is deducted from cumulative earnings	=cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000 – 4, 181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .08 = 3,934.50
Net surrender value at middle of policy year 2	= 51,507.48 - 3,934.50 = 47,572.98
Net surrender value minimum	= 90% * 50,000.00 * 1.03 ^ (1.5) = 47,040.11
The net surrender value of 47,572.28 is greater than the minimum of 47,040.11

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000.00 – 4, 181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50
Net surrender value at middle of policy year 2	= 55,931.21 - 3,934.50 = 51,996.71
Net surrender value minimum	= 90% * 50,000.00 * 1.03 ^ (1.5) = 47,040.11
The net surrender value of 51,996.71 is greater than the minimum of 47,040.11

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On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	= the requested partial surrender;

E	= the excess interest adjustment; and

SC	= the surrender charges on (EPW - E); where

EPW	= the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by

(1 – surrender charge).

New EPW = 15,000/(1 - .08) = 16,304.35

SC = .08 * (16,304.35 – (-553.66)) = 1,348.64
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 - .08) = 16,304.35

SC = .08 * (16,304.35 – 553.66) = 1,260.06
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,260.06) = 33,474.81

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

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During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen

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subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1) is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Return of Premium death benefit this amount is equal to zero;

(2) is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3) is the adjustment factor = current death benefit after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death benefit (larger of policy value, cash value and guaranteed minimum death benefit)
6%	current surrender charge percentage
$15,000	Requested surrender (requested amount including penalties)
$3,000	Remaining guaranteed minimum death benefit adjustment free amount
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in policy value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender
$22,140	adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)
$52,860	New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140
$34,506	New policy value (after surrender) = 50,000 - 15,494

Summary:
Reduction in guaranteed minimum death benefit	= $	22,140
Reduction in policy value	= $	15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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Example 2 (Assumed Facts for Example)
$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death benefit (larger of policy value, cash value and guaranteed minimum death benefit)
6%	current surrender charge percentage
$15,000	requested surrender (requested amount including penalties)
$ 1,000	Remaining guaranteed minimum death benefit adjustment free surrender amount
$ 7,500	surrender charge-free amount (assumes penalty free surrender is available)
$ 7,500	excess partial surrender (amount subject to surrender charge)
$ -100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$ 456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (-100)]
$ 8,056	reduction in policy value due to excess partial surrender = 7500 - (-100) + 456 = 7500 + 100 + 456
$15,556	Total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 1,000 + (7,500 + 8056 - 1,000) * (75,000 - 1,000) / (75,000 - 1,000)
$34,444	New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	New policy value (after surrender) = 75,000 - 15,556

Summary:
Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in policy value	= $	15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, the death benefit must (1) be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

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If an owner is not an annuitant, and dies prior to the annuity commencement date, new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, the adjusted policy value must be distributed: (1) within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that

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person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance

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will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

* Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and

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trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for

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a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the surviving joint owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions of certain after-tax contributions, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

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Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the deductible amount specified in the Code ($3,000 for 2002), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is

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limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

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Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

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(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E

D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =

The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.80% on an annual basis; On a daily basis, this equals .000048878.

Then, the net investment factor =	(11.57 + 0-0)	-.000048878 = Z = 1.014863403
(11.40)

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:
A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i) is the result of:

(1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to         % of the daily net asset value of a fund share held in that subaccount. (For calculating or Initial Payment Guarantee annuity payments, the factor is         % higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

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The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant .

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	annuity unit value for the immediately preceding valuation period.
Assume = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Example 1

policy value on the rider date:	$100,000
premiums paid after the rider date before surrender:	$25,000
gross partial surrenders after the rider date:	$30,000
policy value on date of surrender	$150,000
rider earnings on date of surrender (policy value – policy value on rider date – premiums paid after rider date = $150,000 - $100,000 - $25,000):	$25,000
amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$5,000
base policy death benefit on the date of death benefit calculation:	$200,000
policy value on the date of death benefit calculations	$175,000
rider earnings (= policy value – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings at time of surrender = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$22,000
total death benefit paid (=base policy death benefit plus additional death benefit amount:	$222,000

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Example 2

policy value on the rider date:	$100,000
premiums paid after the rider date before surrender:	$0
gross partial surrenders after the rider date:	$0
base policy death benefit on the date of death benefit calculation:	$100,000
policy value on the date of death benefit calculations	$75,000
rider earnings = (policy value – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings at time of surrender = $75,000-$100,000-$0 + $0):	$0
additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$0
total death benefit paid (=base policy death benefit plus additional death benefit amount:	$100,000

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the

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seventh policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (            %), and the effective yield was (            %) for the Double Enhanced Death Benefit with a total mortality and expense fee and administrative charge of 1.55%. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (            %), and the effective yield was (            %) for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.30%. There is no yield or effective yield for the Double Enhanced Death Benefit with a total mortality and expense fee and administrative charge of             %; or the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of             %: or Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of             % for the seven days ended December 31, 2002, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U-UV)) + 1)6 -1)

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Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T =	The average annual total return net of subaccount recurring charges.
ERV =	The ending redeemable value of the hypothetical account at the end of the period.
P =	A hypothetical initial payment of $1,000.
N =	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard

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format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR =	The cumulative total return net of subaccount recurring charges for the period.
ERV =	The ending redeemable value of the hypothetical investment at the end of the period.
P =	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition,

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Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2002, 2001, and 2000 the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services regarding the policies was $            , $41,169,013.97, and $19,066,773.00, respectively.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s

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number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002, 2001 and 2000, and for each of the three years in the period ended December 31, 2002, and the financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policyowners as of December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

33

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

34

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:    The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

	(b)		Authorization Changing Name of the Mutual Fund Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

(7)			Not Applicable.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(9)	(a)	Opinion and Consent of Counsel. Note 2.

	(b)	Consent of Counsel. Note 2.

(10)	(a)	Consent of Independent Auditors. Note 33.

	(b)	Opinion and Consent of Actuary. Note 33.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 33.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. Larry N. Norman Note 14. Bart Herbert, Jr. Note 24. (Christopher H Garrett, Authur C. Schneider). Note 32.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	To be filed by Amendment.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Christopher H Garrett 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, CFO-Financial Partners

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Treasurer and Chief Financial Officer

Item 26.    Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	AEGON U.S. Holding Corporation, AEGON U.S. Corporation	Holding company

RCC North America, L.L.C.	Delaware	100% AEGON USA, Inc.	Real estate

Transamerica Holding Company, L.L.C.	Delaware	100% AEGON USA, Inc.	Holding Company

AEGON Funding Corp	Delaware	100% Transamerica Holding Company, L.L.C.	Issue debt securities—net proceeds used to make loans to affiliates

First AUSA Life Insurance Company	Maryland	100% Transamerica Holding Company, L.L.C.	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	100% First AUSA Life Insurance Company	Insurance

Life Investors Insurance Company of America	Iowa	100% First AUSA Life Ins. Co.	Insurance

Apple Partners of Iowa, L.L.C.	Iowa	100% LICCA	Apple production, packing, storage and sales

Life Investors Alliance, L.L.C.	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Transamerica Life Insurance Company	Iowa	100% First AUSA Life Ins. Co.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Southwest Equity Life Ins Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Iowa Fidelity Life Insurance Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

Western Reserve Life Assurance Co. of Ohio.	Ohio	100% First AUSA Life Ins. Co.	Insurance

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

WRL Insurance Agency of Alabama, Inc.	Alabama	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Texas, Inc.	Texas	Record shareholder Daniel DeMarco	Insurance Agency

WRL Insurance Agency of Wyoming	Wyoming	100% WRL Insurance Agency, Inc.	Insurance Agency

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Provides administration for affiliated mutual fund

AEGON/Transamerica Fund Advisors, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Registered investment advisor

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder Jack Linder	Insurance Agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

World Financial Group Insurance Agency of Nevada, Inc.	Nevada	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Wyoming	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Bankers Financial Life Ins. Co.	Arizona	100% First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

Cadet Holding Corp.	Iowa	100% First AUSA Life Insurance Company	Holding company

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	51% First AUSA Life Insurance Company 49% Baldrich & Associates of Puerto Rico	Insurance

AUSA Holding Company	Maryland	100% Transamerica Holding Company	Holding company

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

National Association Management And Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverages

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

ORBA Insurance Services, Inc.	California	26.91% Money Services, Inc.	Insurance agency

Great Companies L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

AEGON USA Travel and Conference Services, L.L.C.	Iowa	100% Money Services	Travel and Conference Services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Long, Miller & Associates, L.L.C.	California	33-1/3% AUSA Holding Co.	Insurance agency

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-Dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

Intersecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Associated Mariner Financial Group, Inc.	Michigan	100% Intersecurities, Inc.	Holding co./management services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Associated Mariner Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Associated Mariner Agency, Inc.	Insurance agency

Associated Mariner Agency Ohio, Inc.	Ohio	100% Associated Mariner Agency, Inc.	Insurance agency

Associated Mariner Agency Texas, Inc.	Texas	100% Associated Mariner Agency, Inc.	Insurance agency

PIA General Partner, Inc.	Delaware	100% AUSA Holding Company	General Partner to PIA 2001-A, L.P.

PIA 2001-A, L.P.	Delaware	PIA General, Inc. is the General Partner	Private placement investment limited partnership

Idex Investor Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services

Idex Management, Inc.	Delaware	100% AUSA Holding Co.	Investment advisor

IDEX Mutual Funds	Massachusetts	Various	Mutual fund

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Insurance agency

AEGON USA Investment Management, LLC.	Iowa	100% Transamerica Holding Company, L.L.C.	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co.	Provides real estate administrative and real estate investment services

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc	Information Systems for real estate investment management

USP Real Estate Investment Trust	Iowa	12.89% First AUSA Life Ins. Co. 13.11% PFL Life Ins. Co. 4.86% Bankers United Life Assurance Co.	Real estate investment trust

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner	Limited Partnership

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% CGC	Broker-Dealer

Benefit Plans, Inc.	Delaware	100% CGC	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% CGC	Real estate holdings

AEGON Structured Settlements, Inc.	Kentucky	100% CGC	Administrator of structured settlements

AEGON Institutional Markets, Inc.	Delaware	100% CGC	Provider of investment, marketing and admin. Services to ins. cos.

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% CGC	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefits Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Academy Insurance Group, Inc.	Delaware	100% CGC	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Fin. Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOA Motor Club, Inc.	Georgia	100% Academy Insurance Group, Inc.	Automobile club

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

Capital General Development Corporation	Delaware	100% CGC	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20.0% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Veterans Life Insurance Co.	Illinois	100% Transamerica Holding Company, L.L.C.	Insurance company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Ins. Co.	Special-purpose subsidiary

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special purpose subsidiary

JMH Operating Company, Inc.	Mississippi	100% Peoples Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company 1.0% CGC	Holding Company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit Card Protection

Global Premier Reinsurance Company, LTD.	British Virgin Islands	100% Commonwealth General Corporation	Insurance and Reinsurance company

Health Benefits Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

J.C. Penney Life Insurance Corporation	Vermont	100% Commonwealth General Corporation	Insurance

Stonebridge Insurance Company	Wisconsin	100% J.C. Penney Life Insurance Company	Insurance

Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage

ICON Partners Limited	United Kingdom	100% Insurance Consultants, Inc.	Marketing company

J.C. Penney Casualty Insurance Company	Ohio	100% Commonwealth General Corporation	Insurance

AEGON N.V.	Netherlands	51.27% of Vereniging AEGON Netherlands Membership Association	Holding Company

Groninger Financieringen B.V.	Netherlands	Held through AEGON Nevak Holding B.V.	Holding Company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Derivatives	Netherlands	100% AEGON N.V.	Holding Company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Trust Advisory Board Members: K.J.Storm Donald J. Shepard Joseph Streppel Dennis Hersch	Delaware	100% AEGON International N.V.	Manage assets of AEGON U.S. Holding Corporation

AEGON U.S. Holding Corporation	Delaware	100% AEGON Trust	Holding company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

JCPenney Financial & Marketing Services Group LTD	Korea	100% AEGON DMS Holding B.V.	Marketing

JCPenney Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing

Canadian Premier Holdings LTD	Canada	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings LTD	Holding company

Legacy General Insurance Company	Canada	100% Canadian Premier Life Insurance Company	Insurance

Cornerstone International Holdings LTD	United Kingdom	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing LTD	United Kingdom	100% Cornerstone International Holdings, LTD	Marketing company

Stonebridge International Insurance LTD	United Kingdom	100% Cornerstone International Marketing, LTD	Insurance company

JCPenney Direct Asia Pacific Pty LTD	Australia	100% AEGON DMS Holding B.V.	Holding company

JCPenney Direct Service Asia Pacific Pty LTD	Australia	100% JCPenney Direct Asia Pacific Pty LTD	Operations company

JCPenney Insurance Marketing Asia Pacific Pty LTD	Australia	100% JCPenney Direct Asia Pacific Pty LTD	Marketing company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Insurance Agent

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Reinsurance

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Insurance holding company

AEGON U.S. Corporation	Iowa	100% AEGON U.S. Holding Corporation	Holding company

Transamerica Corporation (“TAC”)	Delaware	100% AEGON NV	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% TAC	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% TAC	Life insurance

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

Terrapoint, LLC	Delaware	50% TREIC Enterprises, Inc.	Data Processing

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Tech Corp.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only—Inactive

Transamerica Finance Corp.	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Public Finance, LLC	Delaware	70% TCFCI, 30% TFC	Finance

TFC Properties, Inc.	Delaware	100% Transamerica Finance Corp.	Holding Company

Transamerica Retirement Communities, S.F., Inc.	Delaware	100% TFC Properties, Inc.	Own property

Transamerica Retirement Communities, S.J., Inc.	Delaware	100% TFC Properties, Inc.	Own property

TA Leasing Holding Co., Inc.	Delaware	100% Transamerica Finance Corp.	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% TOCC	Intermodal leasing

Trans Ocean Container Finance Corp.	Delaware	100% TOL	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% TOCC	Intermodal leasing

Trans Ocean Leasing PTY Ltd.	Austria	100% TOCC	Intermodal leasing

Trans Ocean Management S.A.	Switzerland	100% TOCC	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% TOCC	Holding company

Trans Ocean Tank Services Corp.	Delaware	100% TOCC	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Leasing Inc.	Delaware	100% TA Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belg.	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belg.	100% TLHI	Leasing

Transamerica Leasing do Brasil Ltda.	Braz.	100% TLHI	Container Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. z.o.o	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (Canada) Inc.	Canada	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	S. Africa	100% TLHI	In Liquidation— Intermodal leasing

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Swed.	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S + C66	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

Transamerica Commercial Finance Corporation, I (“TCFCI”)	Delaware	100% Transamerica Finance Corp.	Holding company

Transamerica Equipment Financial Services Corporation	Delaware	100% TCFCI	Investment in Various equipment leases and loans

BWAC Credit Corporation	Delaware	100% TCFCI	Inactive

BWAC International Corporation	Delaware	100% TCFCI	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCI	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Transamerica Insurance Finance Corporation (“TIFC”)	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% TIFC	Insurance premium

Transamerica Insurance Finance Company (Europe)	Maryland	100% TIFC	Insurance premium

Transamerica Insurance Finance Corporation, Canada	Ontario	100% TIFC	Insurance premium financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
T Holdings, Inc.	DE	100% TCFCI	Holding Company

M Credit, Inc.	Delaware	100% TCFCI	Commercial lending

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc. (“TSBC”)	Delaware	100% M Credit, Inc.	Holding company

Emergent Business Capital Holdings, Inc.	Delaware	100% TSBC	Dormant

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investment, Inc.	Delaware	100% M Credit, Inc.	Small business loans

TA Air East, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air I, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air II, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air III, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air IV, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air V, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air VI, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air VII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air VIII, Corp.	Delaware	100% TEFS	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

TA Air IX, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XIII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XIV, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XVI, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XVII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 803 Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 429/448 Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 630 Corp.	Delaware	100% TEFS	Special purpose corporation

TA Steel I, LLC	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 24245/24246 Corp.	Delaware	100% TEFS	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFS	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TA Marine I, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFS	Special purpose corporation

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta, LLP	Delaware	100% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Transcap Trade Finance	Delaware	100% TBC III, Inc.	Commercial finance

TBC IV, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Transamerica Commercial Real Estate Finance, LLC	Delaware	100% T Holdings, Inc.	Bridge financing

TBC V, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Breakthrough Funding LLP	Delaware	100% TBC V, Inc.	Commercial finance

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

The Plain Company	Delaware	100% TEFS	Special purpose corporation

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCI	Holding company

Transamerica Accounts Holding Corp.	Delaware	100% TDFC	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Commercial Finance Corporation (“TCFC”)	Delaware	100% TIFC	Finance company

Transamerica Acquisition Corporation, Canada	Canada	100% TCFCC	Holding company

Transamerica Distribution Finance Corporation—Overseas, Inc. (“TDFOI”)	Delaware	100% TCFC	Commercial Finance

TDF Mauritius Limited	Mauritius	100% TDFOI	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius, Limited	Transamerica Joint Venture Distribution Finance

Inventory Funding Trust	Delaware	100% TCFC	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

TCF Asset Management Corporation	Colorado	100% TCFC	A depository for foreclosed real and personal property

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% TCFC	Special purpose corporation

Transamerica Distribution Finance Factorje S.A. DE C.V.	Mexico	99% TCFC	Inactive

Transamerica Joint Ventures, Inc.	Delaware	100% TCFC	Holding company

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% TDFC	Holding company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Trans. GmbH, Inc.	Commercial lending in Europe

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Cantrex Group Inc.	Quebec	76% TACC	Buying group and retail merchant services

2953-9087 Quebec Inc.	Quebec	100% Cantrex Group, Inc.	Dormant

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Dormant

Prestex Marketing, Inc.	Quebec	100% Cantrex Group, Inc.	Dormant

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd/Harley Davidson Acceptance	United Kingdom	100% BWAC Twenty-One, Inc.	Finance

Transamerica Technology Services Limited	United Kingdom	100% TCFL	Inactive

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Commercial Finance Limited (“TCFL”)	U.K.	100% Transamerica Commercial Holdings Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% TCFL	Credit insurance brokerage

Whirlpool Financial Corporation Polska Spozoo	Poland	100% TCFL	Inactive—commercial finance

Transamerica Commercial Holdings Limited	U.K.	33% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	New York	100% Transamerica Commercial Holdings Limited	Special purpose corporation

Transamerica Distribution Capital Services, Iberica	Spain	100% Transamerica Commercial Holdings Limited	Inactive

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH	Frankfurt, Germany	100% GmbH	Commercial lending in Germany

Transamerica Retail Financial Services Corporation (“TRFSC”)	Delaware	100% TDFC	Provides retail financing

Transamerica Bank, NA	Delaware	100% TRFSC	Bank

Transamerica Consumer Finance Holding Company (“TCFHC”)	Delaware	100% TRFSC	Consumer finance holding company

Transamerica Mortgage Company	Delaware	100% TCFHC	Consumer mortgages

Transamerica Consumer Mortgage Receivables Company	Delaware	100% TCFHC	Securitization company

Metropolitan Mortgage Company	Florida	100% TCFHC	Consumer mortgages

First Florida Appraisal Services, Inc.	Florida	100% Metropolitan Mtg. Co.	Appraisal and inspection services

First Georgia Appraisal Services, Inc.	Georgia	100% First FL App. Srvc, Inc.	Appraisal services

Freedom Tax Services, Inc.	Florida	100%. Metropolitan Mtg. Co.	Property tax information services

J.J. & W. Advertising, Inc.	Florida	100% Metropolitan Mtg. Co.	Advertising and marketing services

J.J. & W. Realty Services, Inc.	Florida	100% Metropolitan Mtg. Co.	To hold problem REO properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Liberty Mortgage Company of Ft. Myers, Inc.	Florida	100% Metropolitan Mtg. Co.	No active business/Name holding only

Metropolis Mortgage Company	Florida	100% Metropolitan Mtg. Co.	No active business/Name holding only

Perfect Mortgage Company	Florida	100% Metropolitan Mtg. Co.	No active business/Name holding only

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	99% TCFC	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% TDFC Mex	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% TDFC Mex	Holds employees

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% TCFC	Finance company

Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% TCFC	Finance company

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Transamerica Lending Company	Delaware	100% TFC	In liquidation—lending

Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Financial Products, Inc.	California	100% Transamerica Corp.	Investments

Transamerica Insurance Corporation (“TIC”)	Iowa	100% TIHI	Holding company

Plaza Insurance Sales Inc.	California	100% TIC	Casualty insurance placement

Transamerica Advisors, Inc.	California	100% TIC	Retail sale of investment advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Annuity Services Corp.	New Mexico	100% TIC	Performs services required for structured settlements

Transamerica Financial Advisors, Inc.	Delaware	100% TIC	Retail sale of securities products

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Fin. Adv.	Retail sale of securities products

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Fin Adv.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Fin. Adv.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Fin. Adv.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TIC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TIC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

Transamerica South Park Resources, Inc.	Delaware	100% TOLIC	Market analysis

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Variable Insurance Fund	Maryland	100% TOLIC	Mutual Fund

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TIC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TIC	Life insurance sales

Transamerica Service Company	Delaware	100% TIC	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% TAC	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica International Holdings, Inc. (“TIHI”)	Delaware	100% TAC	Holding company

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% TAC	Investment adviser

Transamerica Income Shares, Inc.	Maryland	100% TISI	Mutual fund

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, Inc. (“TRS”)	Delaware	100% TAC	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

Pyramid Investment Corporation	Delaware	100% TRS	Real estate company

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

Auto Funding Services, LLC	Delaware	100% TBCC	Commercial lending

TBCC Funding II, L.L.C.	Delaware	100% TBCC Funding Trust II	Special purpose corporation

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Special purpose corporation

TBCC Funding Trust II	Delaware	100% TCFCI	Trust

TBCC Funding I, L.L.C.	Delaware	100% TBCC Funding I, LLC	Special purpose corporation

TBCC Funding Trust I	Delaware	100% TCFCI	Trust

Inland Water Transportation LLC	Delaware	100% Direct Capital Partners, L.P.	Finance barges

Direct Capital Partners, L.P.	Delaware	100% Direct Capital Partners, LLC	Investment banking

Transamerica Business Capital Corporation	Delaware	100% TCFCI	Commercial lending

Transamerica Technology Finance Corporation	Delaware	100% TCFCI	Commercial lending

Item 27.    Number of Policyowners

As of December 31, 2002, there were              Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

AFSG Securities Corporation

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:(5)

Larry N. Norman Director and President	Anne Spaes Director and Vice President

Frank A. Camp Secretary	Darin Smith Vice President and Assistant Secretary

Lisa Wachendorf Director, Vice President and Chief Compliance Officer	William G. Cummings Treasurer/Controller and Vice President

Thomas R. Moriarty Vice President

Priscilla Hechler Assistant Vice President and Assistant Secretary	Emily Bates Assistant Treasurer

Teresa Stolba Assistant Compliance Officer	Clifton Flenniken Assistant Treasurer

5	The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $                             , $41,169,013.97 and $24,804,103.00 from the Registrant for the year ending December 31, 2002, December 31, 2001 and for the year ending December 31, 2000 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of February, 2003.

SEPARATE ACCOUNT VA B TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Christopher H. Garrett	Director

* Larry N. Norman	Director (Principal Executive Officer)

/s/ CRAIG D. VERMIE Craig D. Vermie	Director	February 21st, 2003

* Arthur C. Schneider	Director

* Robert J. Kontz	Vice President and Corporate Controller

* Brenda K. Clancy	Director, Vice President, Treasurer and Chief Financial Officer

*	By Craig D. Vermie, Attorney-in-Fact